UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number:  811-06068

                ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES, INC.

             (Exact name of registrant as specified in charter)

           1345 Avenue of the Americas, New York, New York 10105
            (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                      Alliance Capital Management L.P.
                         1345 Avenue of the Americas
                          New York, New York 10105
                  (Name and address of agent for service)

    Registrant's telephone number, including area code:  (800) 221-5672

                Date of fiscal year end:  October 31, 2004

               Date of reporting period:  October 31, 2004

ITEM 1.     REPORTS TO STOCKHOLDERS.


AllianceBernstein
Institutional
Reserves


SEMI-ANNUAL REPORT
OCTOBER 31, 2004
(UNAUDITED)

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

The Fund files complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


FUND EXPENSES

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.


The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.


Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                            Beginning           Ending
                                          Account Value     Account Value        Expenses Paid       Annualized
Prime Portfolio                            May 1, 2004     October 31, 2004      During Period*     Expense Ratio*
-----------------------------------------------------------------------------------------------------------------
Class A
Actual                                        $1,000           $1,006.01               $1.01                 0.20%
Hypothetical (5% return before expenses)      $1,000           $1,024.20               $1.02                 0.20%

Class B
Actual                                        $1,000           $1,005.49               $1.52                 0.30%
Hypothetical (5% return before expenses)      $1,000           $1,023.69               $1.53                 0.30%

Class C
Actual                                        $1,000           $1,004.72               $2.27                 0.45%
Hypothetical (5% return before expenses)      $1,000           $1,022.94               $2.29                 0.45%

Government Portfolio
-----------------------------------------------------------------------------------------------------------------
Class A
Actual                                        $1,000           $1,005.83               $1.01                 0.20%
Hypothetical (5% return before expenses)      $1,000           $1,024.20               $1.02                 0.20%

Class B
Actual                                        $1,000           $1,005.30               $1.52                 0.30%
Hypothetical (5% return before expenses)      $1,000           $1,023.69               $1.53                 0.30%

Class C
Actual                                        $1,000           $1,004.56               $2.27                 0.45%
Hypothetical (5% return before expenses)      $1,000           $1,022.94               $2.29                 0.45%

* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

1



FUND EXPENSES
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES


                                            Beginning           Ending
                                          Account Value     Account Value        Expenses Paid       Annualized
Tax-Free Portfolio                         May 1, 2004     October 31, 2004      During Period*     Expense Ratio*
-----------------------------------------------------------------------------------------------------------------
Class A
Actual                                         $1,000           $1,005.26               $1.01                 0.20%
Hypothetical (5% return before expenses)       $1,000           $1,024.20               $1.02                 0.20%
Class B
Actual                                         $1,000           $1,004.74               $1.52                 0.30%
Hypothetical (5% return before expenses)       $1,000           $1,023.69               $1.53                 0.30%
Class C
Actual                                         $1,000           $1,003.99               $2.27                 0.45%
Hypothetical (5% return before expenses)       $1,000           $1,022.94               $2.29                 0.45%

Treasury Portfolio
-----------------------------------------------------------------------------------------------------------------
Class A
Actual                                         $1,000           $1,005.31               $1.01                 0.20%
Hypothetical (5% return before expenses)       $1,000           $1,024.20               $1.02                 0.20%
Class B
Actual                                         $1,000           $1,004.80               $1.52                 0.30%
Hypothetical (5% return before expenses)       $1,000           $1,023.69               $1.53                 0.30%
Class C
Actual                                         $1,000           $1,004.04               $2.27                 0.45%
Hypothetical (5% return before expenses)       $1,000           $1,022.94               $2.29                 0.45%

California Tax-Free Portfolio
-----------------------------------------------------------------------------------------------------------------
Class A
Actual                                         $1,000           $1,005.13               $1.01                 0.20%
Hypothetical (5% return before expenses)       $1,000           $1,024.20               $1.02                 0.20%
Class B
Actual                                         $1,000           $1,004.62               $1.52                 0.30%
Hypothetical (5% return before expenses)       $1,000           $1,023.69               $1.53                 0.30%
Class C
Actual                                         $1,000           $1,003.85               $2.27                 0.45%
Hypothetical (5% return before expenses)       $1,000           $1,022.94               $2.29                 0.45%

New York Tax-Free Portfolio
-----------------------------------------------------------------------------------------------------------------
Class A
Actual                                         $1,000           $1,005.09               $1.01                 0.20%
Hypothetical (5% return before expenses)       $1,000           $1,024.20               $1.02                 0.20%
Class B
Actual                                         $1,000           $1,004.57               $1.52                 0.30%
Hypothetical (5% return before expenses)       $1,000           $1,023.69               $1.53                 0.30%
Class C
Actual                                         $1,000           $1,004.04               $2.27                 0.45%
Hypothetical (5% return before expenses)       $1,000           $1,022.94               $2.29                 0.45%

* Expenses are equal to each classes' annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

2



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - PRIME PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              COMMERCIAL
              PAPER-61.6%
              ASB Bank Ltd.
$    10,000   11/08/04 (b)                               1.68%     $ 9,996,733
     10,000   1/26/05 (b)                                1.90        9,954,611
              Atlantis One Funding
     27,000   11/16/04 (b)                               1.70       26,980,875
     30,073   11/04/04 (b)                               1.77       30,068,564
     10,224   12/10/04 (b)                               1.83       10,203,731
     31,025   1/25/05 (b)                                1.90       30,885,818
     25,000   1/19/05 (b)                                2.02       24,889,180
              Australia New Zealand
              Delaware
     14,800   1/20/05                                    2.02       14,733,564
              Bank of America Corp.
     17,200   11/08/04                                   1.60       17,194,649
     12,000   12/20/04                                   1.87       11,969,457
              Bank of Ireland
     20,000   12/09/04                                   1.80       19,962,106
     25,000   1/07/05                                    1.89       24,912,295
              Banque Caisse
              D'Epargne L'Etat
     37,000   12/20/04                                   1.11       36,944,351
     16,800   12/23/04                                   1.13       16,772,579
     15,000   1/28/05                                    1.96       14,928,133
              Barclay's U.S. Funding
     25,000   12/08/04                                   1.79       24,954,007
     30,000   11/26/04                                   1.84       29,961,667
     25,000   12/03/04                                   1.87       24,958,556
     27,000   12/15/04                                   1.96       26,935,320
              Barton Capital
     19,149   11/16/04                                   1.78       19,134,798
              Bear Stearns
     50,000   12/01/04                                   1.85       49,922,917
              Bellsouth Corp.
     26,000   12/17/04                                   1.92       25,936,213
     10,000   12/16/04                                   1.93        9,975,875
              Caisse Central Jardins
     24,000   12/01/04                                   1.74       23,965,200
     11,000   1/05/05                                    1.96       10,961,072
              Caisse National Des
              Caisses
     30,000   11/10/04 (b)                               1.64       29,987,700
     30,000   12/21/04 (b)                               1.96       29,918,333
              Calyon Corp.
     13,300   12/14/04                                   1.90       13,269,816
              CBA (Finance)
              Delaware, Inc.
     18,000   1/10/05                                    1.98       17,930,700
              CDC
     10,000   11/15/04 (b)                               1.60        9,993,778
     25,400   11/12/04 (b)                               1.65       25,387,194
              Clipper Receivables
              Corp.
     20,000   11/24/04 (b)                               1.87       19,976,105
              CRC Funding LLC
     20,000   1/13/05 (b)                                2.01       19,918,686
              Danske Corp.
     10,000   2/14/05                                    2.10        9,938,750
              Delaware Funding
     21,275   12/07/04 (b)                               1.90       21,234,577
              Depfa Bank Europe
              PLC
     40,000   11/12/04 (b)                               1.64       39,979,956
     11,000   12/10/04 (b)                               1.80       10,978,610
              Deutsche Bank
              Financial
     17,000   11/10/04                                   1.73       16,992,669
              Edison Asset
              Securitization
     15,000   12/06/04 (b)                               1.79       14,973,896
              Fairway Finance
     13,264   1/13/05 (b)                                2.02       13,209,669
     12,275   1/21/05 (b)                                2.05       12,218,382
              Fountain Square
              Commercial Funding
     10,000   11/15/04 (b)                               1.76        9,993,156
     15,000   11/24/04 (b)                               1.83       14,982,463
     25,000   1/14/05 (b)                                2.03       24,895,681
     10,000   1/24/05 (b)                                2.06        9,951,933
              Galaxy Funding
     10,000   11/24/04 (b)                               1.67        9,989,331
     21,000   11/29/04 (b)                               1.84       20,969,947
              Gemini Securitization
     23,000   12/01/04 (b)                               1.86       22,964,350
              General Electric
              Capital
     14,350   11/08/04                                   1.63       14,345,452
     20,000   12/08/04                                   1.80       19,963,000
              Giro Balanced Funding
              Corp.
     25,400   11/22/04 (b)                               1.73       25,374,367
     25,000   12/17/04 (b)                               1.86       24,940,583
     25,000   1/10/05 (b)                                2.00       24,902,778
      7,000   1/18/05 (b)                                2.04        6,969,060
     20,000   2/09/05 (b)                                2.05       19,886,111
              HBOS Treasury
              Services (Hali-Bkscot)
              PLC
     15,900   11/02/04                                   1.62       15,899,284
     10,000   11/05/04                                   1.64        9,998,183
     7,000    11/10/04                                   1.64        6,997,130
     6,000    11/16/04                                   1.66        5,995,850
     20,000   12/17/04                                   1.68       19,957,067
     15,000   12/07/04                                   1.87       14,971,950
              HSBC (Hong Kong
              Sh-Republic) PLC
     34,000   11/09/04                                   1.64       33,987,609
     20,000   1/25/05                                    1.98       19,906,500
              ING American
              Insurance Holdings
      2,000   11/22/04                                   1.70        1,998,017
      5,000   11/16/04                                   1.78        4,996,292
     15,000   12/03/04                                   1.80       14,976,000



3


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - PRIME PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Kitty Hawk Funding
$    20,000   11/15/04 (b)                               1.76%     $19,986,311
              LBW (Landesbank
              Baden-Wurt)
     20,000   11/16/04                                   1.67       19,986,083
              Natexis Banques
              Populare
     31,000   11/22/04                                   1.68       30,969,620
              Nationwide Building
              Society
     10,250   1/14/05                                    1.99       10,208,072
     17,000   12/29/04                                   2.00       16,946,044
              Network Rail
     20,000   11/22/04 (b)                               1.70       19,980,167
     10,900   12/15/04 (b)                               1.90       10,874,688
              Newport Funding Corp.
      6,000   12/01/04 (b)                               1.74        5,991,300
     55,000   1/04/05 (b)                                1.99       54,805,867
              Norddeutsche
              Landesbank
              Luxembourg
     14,000   11/09/04 (b)                               1.64       13,994,898
     20,000   11/10/04 (b)                               1.73       19,991,350
     20,000   12/06/04 (b)                               1.86       19,963,833
     20,000   1/07/05 (b)                                2.01       19,925,183
              Nordea North America
      6,390   11/12/04                                   1.64        6,386,798
     15,000   11/18/04                                   1.79       14,987,356
              Northern Rock PLC
     15,000   11/12/04 (b)                               1.75       14,991,979
     10,000   1/21/05 (b)                                2.03        9,954,325
     27,500   1/25/05 (b)                                2.06       27,366,243
              Private Export Funding
     10,000   1/06/05 (b)                                1.90        9,965,167
              Prudential PLC
     28,300   11/02/04                                   1.63       28,298,719
     61,000   11/18/04                                   1.71       60,950,875
              Royal Bank of Scotland
     55,000   11/01/04                                   1.65       55,000,000
              San Paolo Financial
     11,000   11/19/04                                   1.68       10,990,760
              Santander Centro
              Hispanico
     10,000   11/22/04                                   1.75        9,989,792
              Santander Fianance
              Delaware
     40,000   11/10/04                                   1.65       39,983,550
              Scaldis Capital LLC
     19,453   12/15/04 (b)                               1.86       19,408,777
     20,000   1/18/05 (b)                                2.01       19,912,900
              Societe Generale North
              America
     12,800   12/23/04                                   1.12       12,779,292
     20,000   12/06/04                                   1.85       19,964,028
              Swedbank
     16,300   12/09/04                                   1.12       16,269,202
     35,000   12/27/04                                   1.98       34,892,200
              Toyota Motor Credit
     50,000   11/12/04 (b)                               1.64       49,974,944
              Unicredit Del., Inc.
     19,000   11/23/04                                   1.66       18,980,725
     27,700   12/01/04                                   1.86       27,657,065
              Westpac Trust
     20,000   2/04/05                                    2.04       19,892,333
              Windmill Funding
              Corp.
     10,000   11/08/04 (b)                               1.64        9,996,811
     11,000   11/23/04 (b)                               1.83       10,987,698
     11,000   11/29/04 (b)                               1.85       10,984,172

              Total Commercial Paper
              (amortized cost
              $2,077,012,313)                                    2,077,012,313

              CERTIFICATES OF
              DEPOSIT-20.9%
              Abbey National
              Treasury
     50,000   1.86%, 11/23/04                            1.86       50,000,000
              Bilbao Vizcaya Yankee
     35,000   1.67%, 11/22/04                            1.66       35,000,102
              Bank of Nova Scotia
              Yankee
     17,000   1.63%,11/03/04                             1.63       17,000,000
              Citibank N.A.
     20,000   1.645%, 11/15/04                           1.65       20,000,000
     14,000   1.68%,11/23/04                             1.68       14,000,000
     15,000   2.08%,1/28/05                              2.08       15,000,000
              Credit Agricole
              Indosuez
     17,900   1.26%, 12/29/04                            1.26       17,900,000
              Credit Lyonnais
     12,000   1.225%, 12/31/04                           1.14       12,001,666
              Credit Suisse First
              Boston
     26,000   1.645%,11/12/04                            1.65       26,000,000
     25,000   1.85%,11/29/04                             1.85       25,000,000
              Danske Bank
     40,000   2.00%,1/18/03                              2.00       40,000,000
              Dexia Bank
     16,800   1.14%, 12/29/04                            1.14       16,800,000
              Dexia CLF
     30,000   1.73%, 11/08/04 (b)                        1.73       30,000,000
              Greenwich Capital
     35,000   1.85%, 12/20/04                            1.85       35,000,000
              HBOS (Halifax-Bk
              Of Scotland)
     16,800   1.14%, 12/31/04                            1.14       16,800,000
              HSBC
     38,000   1.26%, 1/13/05                             1.88       37,951,763
              HSH Nordbank
     25,000   1.845%, 2/01/05 (b)                        1.85       25,000,000
     10,000   1.88%, 1/24/05 (b)                         1.88       10,000,000
              Landes Hessen
              Thueringen
     20,000   1.662%, 11/18/04                           1.66       20,000,023



4


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - PRIME PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Nordea Bank
$     9,000   1.45%, 11/15/04                            1.45%     $ 9,000,000
      7,400   1.885%, 1/24/05                            1.89        7,400,000
              Toronto Dominion
              Bank
     24,000   1.78%, 11/18/04                            1.78       24,000,000
              Washington Mutual
     12,500   1.72%, 11/19/04                            1.72       12,500,000
     25,000   1.95%, 12/30/04                            1.95       25,000,000
              Wells Fargo Bank
     30,000   1.69%, 11/09/04                            1.69       30,000,000
     28,500   1.71%, 11/08/04                            1.71       28,500,000
     40,000   1.74%, 11/02/04                            1.74       40,000,000
              Westdeutsche
              Landesbank
     30,000   1.76%, 12/17/04                            1.76       30,000,000
              World Savings Bank
     35,000   1.97%, 1/03/05                             1.99       34,998,780

              Total Certificates of
              Deposit
              (amortized cost
              $704,852,334)                                        704,852,334

              CORPORATE
              OBLIGATIONS-8.9%
              Beta Finance, Inc.
     21,500   1.825%, 2/09/05
              FRN (b)                                    1.82       21,500,294
      8,000   1.83%, 1/28/05
              FRN (b)                                    1.83        8,000,000
              Centauri Corp.
              USA, Inc.
     16,000   1.825%, 1/28/05 FRN
              MTN (b)                                    1.83       15,999,807
     20,000   1.872%, 8/25/05 FRN
              MTN (b)                                    1.87       20,000,000
              Chase Bank USA
     41,700   1.808%, 5/11/05 FRN                        1.81       41,700,000
              Dorada Finance, Inc.
     25,000   1.655%, 8/25/05
              FRN (b)                                    1.66       25,000,000
     16,000   1.83%, 1/26/05
              FRN (b)                                    1.83       16,000,000
              K2 (USA) LLC
     25,000   1.81%, 3/24/05
              FRN (b)                                    1.82       24,999,057
              Royal Bank of Scotland
     18,000   1.815%, 6/20/05
              FRN MTN                                    1.85       17,996,544
              Sigma Finance, Inc.
     25,000   1.815%, 5/31/05 FRN
              MTN (b)                                    1.84       24,997,164
     20,000   1.86%, 8/17/05 FRN
              MTN (b)                                    1.84       20,002,677
     20,000   1.823%, 9/23/05 FRN
              MTN (b)                                    1.85       19,995,071
     10,000   1.98%, 12/17/04 FRN
              MTN (b)                                    1.87       10,001,483
              U.S. Bank
     35,000   1.775%, 1/04/05 FRN
              MTN                                        1.79       34,998,982

              Total Corporate
              Obligations
              (amortized cost
              $301,191,079)                                        301,191,079

              U.S. GOVERNMENT
              AGENCY
              OBLIGATIONS-3.0%
              Federal Home Loan
              Bank
      9,200   1.17%, 12/16/04                            1.17        9,200,000
     10,500   6.82%, 12/10/04                            1.20       10,562,769
              Federal National
              Mortgage Association
     80,000   1.58%, 2/11/05 FRN                         1.60       79,995,521

              Total U.S. Government
              Agency Obligations
              (amortized cost
              $99,758,290)                                          99,758,290

              REPURCHASE
              AGREEMENTS-3.7%
              Bank of America
     75,000   1.87%, dated 10/29/04,
              due 11/01/04 in the
              amount of $75,011,688
              (cost $75,000,000;
              collateralized by
              $31,760,744 FMAC,
              6.00%, due 5/01/34,
              $44,608,543 FNMA,
              5.00%, due 9/01/19,
              value $75,293,408)                          1.87      75,000,000
              Goldman Sachs & Co.
     50,000   1.80%, dated 10/06/04,
              due 11/05/04 in the
              amount of $50,075,000
              (cost $50,000,000;
              collateralized by
              $51,983,293 FNMA,
              6.00%, due 8/01/34,
              value $50,228,320)                          1.80      50,000,000

              Total Repurchase
              Agreements
              (amortized cost
              $125,000,000)                                        125,000,000




5


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - PRIME PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              TIME DEPOSIT-1.5%
              Royal Bank of Canada
$    50,000   1.78%, 11/01/04
              (amortized cost
              $50,000,000)                               1.78%  $   50,000,000

              TOTAL
              INVESTMENTS-99.6%
              (amortized cost
              $3,357,814,016)                                   $3,357,814,016
              Other assets less
              liabilities-0.4%                                      12,971,824

              NET ASSETS-100%                                   $3,370,785,840




See Glossary of Terms on page 28.
See notes to financial statements.


6


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              U.S. GOVERNMENT
              AGENCY
              OBLIGATIONS-35.6%
              FEDERAL HOME
              LOAN MORTGAGE
              CORP.-18.3%
$     5,000   12/06/04                                   1.17%     $ 4,994,312
      8,240   11/15/04                                   1.59        8,246,687
     10,000   11/16/04                                   1.64        9,993,167
     10,403   11/30/04                                   1.70       10,388,754
     31,795   12/28/04                                   1.77       31,706,523
     10,000   12/07/04                                   1.81        9,981,900
     10,000   12/14/04                                   1.83        9,978,142
     30,000   12/01/04-12/03/04                          1.84       29,952,467
     15,080   12/20/04                                   1.84       15,042,233
      7,044   12/21/04                                   1.87        7,025,705
     20,000   1/10/05-1/11/05                            1.97       19,922,841
                                                                  ------------
                                                                   157,232,731

              FEDERAL NATIONAL
              MORTGAGE
              ASSOCIATION-16.6%
      5,395   1/18/05                                    1.15        5,381,557
     20,000   12/01/04                                   1.59       19,972,625
     12,330   11/10/04                                   1.60       12,325,068
     30,000   2/11/05 FRN                                1.60       29,998,320
     17,000   11/17/04                                   1.65       16,987,520
      8,174   11/22/04                                   1.68        8,165,990
     15,000   12/08/04                                   1.81       14,972,096
     20,000   12/22/04                                   1.85       19,947,725
     15,013   12/15/04                                   1.88       14,978,504
                                                                  ------------
                                                                   142,729,405

              FEDERAL HOME
              LOAN BANK-0.7%
      6,000   12/10/04                                   1.15        6,035,868

              Total U.S. Government
              Agency Obligations
              (amortized cost
              $305,998,004)                                        305,998,004

              REPURCHASE
              AGREEMENTS-64.2%
              ABN AMRO
     10,000   1.60%,dated 08/17/04,
              due 11/03/04 in the
              amount of $10,034,667
              (cost $10,000,000;
              collateralized by
              $10,145,000 FHLB,
              2.875%, due 8/15/06-
              9/15/06, value
              $10,039,018)                               1.60       10,000,000
              ABN AMRO
     15,000   1.63%, dated 8/24/04,
              due 11/22/04 in the
              amount of $15,061,125
              (cost $15,000,000;
              collateralized by
              $17,780,435 FNMA,
              4.50%, due 6/01/18,
              value $15,053,182)(c)                      1.63       15,000,000
              Bank of America
      3,000   1.81%, dated 10/26/04,
              due 11/02/04 in the
              amount of $3,001,056
              (cost $3,000,000;
              collateralized by
              $4,009,066 FNMA,
              3.70%, due 1/01/34,
              value $3,008,716)                          1.81        3,000,000
              Bank of America
     15,000   1.83%, dated 10/04/04,
              due 12/06/04 in the
              amount of $15,048,038
              (cost $15,000,000;
              collateralized by
              $22,222,917 FNMA,
              3.70%-5.50%, due
              7/01/33-1/01/34, value
              $15,060,652)(c)                            1.83       15,000,000
              Bank of America
     10,000   1.86%, dated 10/08/04,
              due 12/10/04 in the
              amount of $10,032,550
              (cost $10,000,000;
              collateralized by
              $5,548,813 FMAC,
              5.50%-6.00%, due
              6/01/19-10/01/34,
              $5,650,000 FNMA,
              4.50%, due 5/01/18,
              value $10,039,434)(c)                      1.86       10,000,000
              Bank of America
     15,000   1.87%, dated 10/12/04,
              due 12/13/04 in the
              amount of $15,048,308
              (cost $15,000,000;
              collateralized by
              $17,859,930 FMAC,
              5.00%, due 8/01/18,
              value $15,058,118)(c)                      1.87       15,000,000



7


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Barclay
$    40,000   1.85%, dated 10/29/04,
              due 11/01/04 in the
              amount of $40,006,167
              (cost $40,000,000;
              collateralized by
              $13,150,000 FHLB,
              4.08%-6.75%, due
              11/15/05-7/07/09,
              $4,811,000 FMAC,
              0.00%, due 2/08/05,
              $10,000,000 FMNT,
              1.52%-3.55%, due
              7/22/05-6/18/10,
              $4,673,000 FNMA,
              5.50%, due 7/18/12,
              $6,885,000 FNNT,
              2.35%-6.85%, due
              8/22/05-7/28/06, value
              $40,512,875)                               1.85%     $40,000,000
              BNP Paribas
     15,000   1.83%, dated 9/22/04,
              due 12/16/04 in the
              amount of $15,064,813
              (cost $15,000,000;
              collateralized by
              $15,264,000 FMFR,
              0.00%, due 2/09/07,
              value $15,095,888)(c)                      1.83       15,000,000
              BNP Paribas
     27,000   1.98%, dated 10/28/04,
              due 12/27/04 in the
              amount of $27,089,100
              (cost $27,000,000;
              collateralized by
              $25,999,000 FNMA,
              5.00%, due 1/15/07,
              value $27,379,949)(c)                      1.98       27,000,000
              Citigroup
     15,000   1.84%, dated 10/29/04,
              due 11/01/04 in the
              amount of $15,002,300
              (cost $15,000,000;
              collateralized by
              $17,400,000 FNIN,
              0.00%, due 11/15/10-
              5/15/21, $4,010,000
              RFBD, 8.625%-8.875%,
              due 7/15/20-4/15/30,
              $281,000 U.S. Treasury
              Note, 3.376%, due
              9/15/09, value
              $15,101,070)                               1.84       15,000,000
              CS First Boston Corp.
     20,000   1.81%, dated 9/28/04,
              due 11/18/04 in the
              amount of $20,051,283
              (cost $20,000,000;
              collateralized by
              $46,116,875 FNAR,
              0.00% due 8/01/14-
              8/01/34, value
              $20,403,417)(c)                            1.81       20,000,000
              CS First Boston Corp.
     15,000   1.84%, dated 9/22/04,
              due 12/15/04 in the
              amount of $15,064,400
              (cost $15,000,000;
              collateralized by
              $92,508,355 FMAR,
              0.00%, due 1/01/22-
              6/01/36, value
              $15,300,081)(c)                            1.84       15,000,000
              CS First Boston Corp.
      8,000   1.85%, dated 10/05/04,
              due 12/02/04 in the
              amount of $8,023,844
              (cost $8,000,000;
              collateralized by
              $8,000,000 FNAR,
              0.00%, due 10/01/34,
              value $8,160,000)(c)                       1.85        8,000,000
              Deutsche Bank
     10,000   1.61%, dated 8/02/04,
              due 11/01/04 in the
              amount of $10,040,697
              (cost $10,000,000;
              collateralized by
              $8,048,626 FNMA,
              3.855%-5.50%, due
              6/01/33-11/01/34,
              $3,325,583 FMAC,
              4.50%, due 5/01/34,
              value $10,037,452)                         1.61       10,000,000
              Deutsche Bank
     10,000   1.78%, dated 10/07/04,
              due 11/04/04 in the
              amount of $10,013,844
              (cost $10,000,000;
              collateralized by
              $8,048,626 FNMA,
              3.855%-5.50%, due
              6/01/33-11/01/34,
              $3,325,583 FMAC,
              4.50%, due 5/01/34,
              value $10,037,452)                         1.78       10,000,000



8


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Deutsche Bank
$    4,000    1.89%, dated 10/14/04,
              due 12/14/04 in the
              amount of $4,012,810
              (cost $4,000,000;
              collateralized by
              $3,219,451 FNMA,
              3.855%-5.50%, due
              6/01/33-11/01/34,
              $1,330,234 FMAC,
              4.50%, due 5/01/34,
              value $4,014,981)(c)                       1.89%      $4,000,000
              Deutsche Bank
     10,000   1.93%, dated 10/21/04,
              due 12/17/04 in the
              amount of $10,030,558
              (cost $10,000,000;
              collateralized by
              $8,048,626 FNMA,
              3.855%-5.50%, due
              6/01/33-11/01/34,
              $3,325,583 FMAC,
              4.50%, due 5/01/34,
              value $10,037,452)(c)                      1.93       10,000,000
              Deutsche Bank
     9,000    1.93%, dated 10/21/04,
              due 12/20/04 in the
              amount of $9,028,950
              (cost $9,000,000;
              collateralized by
              $7,243,764 FNMA,
              3.855%-5.50%, due
              6/01/33-11/01/34,
              $2,993,025 FMAC,
              4.50%, due 5/01/34,
              value $9,033,707)(c)                       1.93        9,000,000
              Dresdner Bank
     12,000   1.78%, dated 10/29/04,
              due 11/01/04 in the
              amount of $12,001,780
              (cost $12,000,000;
              collateralized by
              $12,255,000 U.S.
              Treasury Note, 1.875%,
              due 1/31/06, value
              $12,242,691)                               1.78       12,000,000
              Goldman Sachs & Co.
     18,000   1.78%, dated 10/20/04,
              due 11/03/04 in the
              amount of $18,012,460
              (cost $18,000,000;
              collateralized by
              $18,713,985 FNMA,
              6.00%, due 8/01/34,
              value $18,082,195)                         1.78       18,000,000
              Goldman Sachs & Co.
     10,000   1.79%, dated 10/12/04,
              due 11/12/04 in the
              amount of $10,015,414
              (cost $10,000,000;
              collateralized by
              $10,396,659 FNMA,
              6.00%, due 8/01/34,
              value $10,045,664)(c)                      1.79       10,000,000
              Goldman Sachs & Co.
     15,000   1.80%, dated 10/14/04,
              due 11/15/04 in the
              amount of $15,016,500
              (cost $15,000,000;
              collateralized by
              $15,594,988 FNMA,
              6.00%, due 8/01/34,
              value $15,068,496)(c)                      1.80       15,000,000
              Greenwich Capital
              Market
     10,000   1.65%, dated 8/19/04,
              due 11/18/04 in the
              amount of $10,041,708
              (cost $10,000,000;
              collateralized by
              $7,062,000 U.S. Treasury
              Bond, 3.625%-8.50%,
              due 2/15/20-4/15/28,
              value $10,200,339)(c)                      1.65       10,000,000
              Greenwich Capital
              Market
      9,000   1.81%, dated 9/28/04,
              due 11/12/04 in the
              amount of $9,020,363
              (cost $9,000,000;
              collateralized by
              $10,770,000 FNAR,
              0.00%, due 4/01/34,
              value $9,182,888)(c)                       1.81        9,000,000
              Greenwich Capital
              Market
      9,000   1.81%, dated 9/15/04,
              due 12/10/04 in the
              amount of $9,038,915
              (cost $9,000,000;
              collateralized by
              $11,133,576 FNAR,
              0.00%, due 11/01/33-
              10/01/34, value
              $9,184,025)(c)                             1.81        9,000,000



9


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Greenwich Capital
              Market
$     7,000   1.86%, dated 10/07/04,
              due 12/09/04 in the
              amount of $7,022,785
              (cost $7,000,000;
              collateralized by
              $7,165,000 FNAR,
              0.00%, due 9/01/34-
              7/01/44, value
              $7,140,177)(c)                             1.86%      $7,000,000
              Lehman Brothers
      8,000   1.64%, dated 8/17/04,
              due 11/12/04 in the
              amount of $8,031,707
              (cost $8,000,000;
              collateralized by
              $19,333,926 FNAR,
              0.00%, due 7/01/32-
              10/01/34, value
              $8,160,525)(c)                             1.64        8,000,000
              Lehman Brothers
     12,000   1.72%, dated 9/10/04,
              due 11/09/04 in the
              amount of $12,034,400
              (cost $12,000,000;
              collateralized by
              $1,450,000 FMAR,
              0.00%, due 6/01/33,
              $18,545,000 FNAR,
              0.00%, due 2/01/33-
              1/01/34, value
              $12,239,539)(c)                            1.72       12,000,000
              Lehman Brothers
     16,000   1.83%, dated 10/04/04,
              due 12/02/04 in the
              amount of $16,047,987
              (cost $16,000,000;
              collateralized by
              $16,847,861 FMAR,
              0.00%, due 6/01/24,
              $20,013,892 FNAR,
              0.00%, due 8/01/19-
              3/01/34, value
              $16,318,929)(c)                            1.83       16,000,000
              Lehman Brothers
      7,000   1.86%, dated 10/07/04,
              due 12/09/04 in the
              amount of $7,022,785
              (cost $7,000,000;
              collateralized by
              $9,139,000 FNAR,
              0.00%, due 1/01/34-
              11/01/34, value
              $7,143,620)(c)                             1.86        7,000,000
              Merrill Lynch
      6,000   1.78%, dated 10/21/04,
              due 11/05/04 in the
              amount of $6,004,450
              (cost $6,000,000;
              collateralized by
              $3,020,000 FGPC,
              4.50%, due 9/01/18,
              $3,403,097 FNMS,
              5.00%, due 10/01/24,
              value $6,122,075)                          1.78        6,000,000
              Merrill Lynch
     15,000   1.80%, dated 9/28/04,
              due 11/15/04 in the
              amount of $15,036,000
              (cost $15,000,000;
              collateralized by
              $7,255,000 FGPC,
              5.50%, due 10/01/34,
              $11,371,006 FNMS,
              7.00%, due 11/01/29,
              value $15,303,695)(c)                     1.80       15,000,000
              Merrill Lynch
     12,000   1.80%, dated 10/13/04,
              due 11/16/04 in the
              amount of $12,020,400
              (cost $12,000,000;
              collateralized by
              $12,232,411 FNMS,
              4.50%-6.00%, due
              5/01/19-7/01/34, value
              $12,244,630)(c)                            1.80       12,000,000
              Merrill Lynch
     10,000   1.80%, dated 9/24/04,
              due 11/24/04 in the
              amount of $10,030,500
              (cost $10,000,000;
              collateralized by
              $815,000 FGPC, 4.50%,
              due 5/01/18, $14,194,307,
              5.00%-6.50%, due
              1/01/18-7/01/34, value
              $10,200,870)(c)                            1.80       10,000,000
              Morgan Stanley
      5,000   1.71%, dated 8/23/04,
              due 12/21/04 in the
              amount of $5,028,500
              (cost $5,000,000;
              collateralized by
              $5,575,579 FNMA,
              4.00%-6.00%, due
              7/01/13-4/01/33,
              $892,389 FMAC,
              4.779%, due 10/01/33,
              value $5,028,593)(c)                       1.71        5,000,000




10


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Morgan Stanley
$    10,000   1.82%, dated 9/27/04,
              due 11/26/04 in the
              amount of $10,030,333
              (cost $10,000,000;
              collateralized by
              $11,151,158 FNMA,
              4.00%-6.00%, due
              7/01/13-4/01/33,
              $1,784,778 FMAC,
              4.779%, due 10/01/33,
              value $10,057,186)(c)                      1.82%     $10,000,000
              Morgan Stanley
     15,000   1.82%, dated 9/22/04,
              due 12/07/04 in the
              amount of $15,057,633
              (cost $15,000,000;
              collateralized by
              $16,726,738 FNMA,
              4.00%-6.00%, due
              7/01/13-4/01/33,
              $2,677,166 FMAC,
              4.779%, due 10/01/33,
              value $15,085,779)(c)                      1.82       15,000,000
              Morgan Stanley
      7,000   1.83%, dated 10/04/04,
              due 12/03/04 in the
              amount of $7,021,350
              (cost $7,000,000;
              collateralized by
              $7,805,811 FNMA,
              4.00%-6.00%, due
              7/01/13-4/01/33,
              $1,249,344 FMAC,
              4.779%, due 10/01/33,
              value $7,040,030)(c)                       1.83        7,000,000
              Morgan Stanley
      5,000   1.86%, dated 10/22/04,
              due 11/23/04 in the
              amount of $5,008,267
              (cost $5,000,000;
              collateralized by
              $5,575,579 FNMA,
              4.00%-6.00%, due
              7/01/13-4/01/33,
              $892,389 FMAC,
              4.779%, due 10/01/33,
              value $5,028,593)(c)                       1.86        5,000,000
              UBS Warburg LLC
      8,000   1.64%, dated 8/18/04,
              due 11/17/04 in the
              amount of $8,033,164
              (cost $8,000,000;
              collateralized by
              $11,955,000 FNST,
              0.00%, due 3/01/34,
              value $8,162,686)(c)                       1.64        8,000,000
              UBS Warburg LLC
      5,000   1.65%, dated 8/17/04,
              due 11/16/04 in the
              amount of $5,020,854
              (cost $5,000,000;
              collateralized by
              $7,470,000 FNST,
              0.00%, due 3/01/34,
              value $5,101,398)(c)                       1.65        5,000,000
              UBS Warburg LLC
      4,000   1.81%, dated 9/22/04,
              due 11/19/04 in the
              amount of $4,011,664
              (cost $4,000,000;
              collateralized by
              $7,460,000 FNST,
              0.00%, due 4/01/33,
              value $4,082,452)(c)                       1.81        4,000,000
              UBS Warburg LLC
      5,000   1.82%, dated 9/15/04,
              due 12/14/04 in the
              amount of $5,022,750
              (cost $5,000,000;
              collateralized by
              $7,505,000 FNST,
              0.00%, 9/01/33,
              value $5,101,938)(c)                       1.82        5,000,000
              UBS Warburg LLC
     10,000   1.84%, dated 10/26/04,
              due 11/16/04 in the
              amount of $10,010,733
              (cost $10,000,000;
              collateralized by
              $10,210,000 U.S.
              Treasury Note, 1.625%,
              due 3/31/05, value
              $10,204,432)(c)                            1.84       10,000,000
              UBS Warburg LLC
     7,000    1.87%, dated 10/08/04,
              due 12/13/04 in the
              amount of $7,023,998
              (cost $7,000,000;
              collateralized by
              $10,595,000 FNST,
              0.00%, due 9/01/33-
              3/01/34, value
              $7,140,364)(c)                             1.87        7,000,000




11


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Wachovia Capital
$    15,000   1.71%, dated 9/10/04,
              due 11/08/04 in the
              amount of $15,042,038
              (cost $15,000,000;
              collateralized by
              $2,976,000 FNMA,
              4.75%, due 10/14/11-
              10/15/12, $5,075,000
              FHLB, 1.50%-5.75%,
              due 7/08/05-10/15/19,
              $1,000,000 FMNT,
              4.00%, due 11/12/08,
              $41,801,662 GNMA,
              6.50%, due 8/20/31,
              value $15,084,634)(c)                      1.71%     $15,000,000
              Wachovia Capital
      9,000   1.80%, dated 9/22/04,
              due 11/23/04 in the
              amount of $9,027,900
              (cost $9,000,000;
              collateralized by
              $2,335,000 FHLB,
              4.20%-6.00%, due
              3/26/10-8/05/19,
              $2,188,000 FMNT,
              4.75%-5.00%, due
              1/17/12-5/06/13,
              $31,118,694 GNMA,
              6.50%, due 8/20/31,
              value $9,088,017)(c)                       1.80        9,000,000
              Wachovia Capital
      9,000   1.86%, dated 9/22/04,
              due 12/21/04 in the
              amount of $9,041,850
              (cost $9,000,000;
              collateralized by
              $2,175,000 FHLB,
              4.20%-4.77%, due
              5/19/10-7/30/15,
              $1,000,000 FNNT,
              3.00%, due 9/18/09,
              $40,448,942 GNMA,
              6.50%, due 8/20/31,
              value $9,064,477)(c)                       1.86        9,000,000
              Wachovia Capital
     10,000   1.91%, dated 9/29/04,
              due 12/29/04 in the
              amount of $10,048,281
              (cost $10,000,000;
              collateralized by
              $7,975,000 FHLB,
              4.00%-6.00%, due
              5/28/10-8/05/19,
              $1,000,000 FMNT,
              4.125%, due 5/21/12,
              $1,204,000 FMAC,
              0.00%, due 3/15/07,
              value $10,139,084)(c)                      1.91       10,000,000

              Total Repurchase
              Agreements
              (amortized cost
              $551,000,000)                                        551,000,000

              TOTAL
              INVESTMENTS-99.8%
              (amortized cost
              $856,998,004)                                        856,998,004
              Other assets less
              liabilities-0.2%                                       1,439,826

              NET ASSETS-100%                                    $ 858,437,830



See Glossary of Terms on page 28.
See notes to financial statements.


12


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              MUNICIPAL
              BONDS-75.7%
              ALABAMA-2.3%
              Hoover City MFHR
$     5,200   (Royal Oaks Apartments
              Projects) Series 04 AMT
              9/01/34                                    1.83%     $ 5,200,000
              Mobile Health Special
              Care
      6,115   (Infirmary Health
              Systems, Inc.)
              Series 00A VRDN
              1/01/25 (d)                                1.73        6,115,000
              Mobile Medical Clinic
              Board
      2,145   (Spring Hill Professional
              Ltd.) Series 96 VRDN
              2/01/11 (d)                                1.81        2,145,000
              Stevenson Environmental
              IDR
     2,000    (The Mead Corporation
              Project) Series 97
              AMT VRDN
              6/01/32 (d)                                1.80        2,000,000
              Talladega County
     13,525   (Special Obligation
              School Warrants)
              Series 03 VRDN
              2/01/31 (d)                                1.79       13,525,000
                                                                  ------------
                                                                    28,985,000

              ALASKA-2.1%
              Valdez Marine
     26,900   (BP Pipelines Project)
              Series 03B VRDN
              7/01/37 (d)                                1.74       26,900,000

              ARIZONA-0.5%
              Phoenix IDA
      6,900   (Desert Botanical
              Garden Project) VRDN
              7/01/35 (d)                                1.77        6,900,000

              ARKANSAS-0.3%
              Greene County IDA
      4,200   (Jimmy Sanders, Inc.)
              Series 99 AMT VRDN
              8/01/09 (d)                                1.91        4,200,000

              CALIFORNIA-4.6%
              Alameda County IDR
      3,340   (Heat & Control, Inc.
              Project) Series 95A
              AMT VRDN
              11/01/25 (d)                               1.85        3,340,000
              California Health
              Facility Finance
              Authority
        310   (Scripps Health) Series A
              10/01/23                                   1.75          310,000
              California Pollution
              Control Finance
              Authority SWDR
      2,000   (A & M Farms Project)
              Series 04 AMT VRDN
              6/01/29 (d)                                1.84        2,000,000
      8,000   (B & B Dairy LLC
              Project) Series 03
              AMT VRDN
              10/01/28 (d)                               1.84        8,000,000
      2,500   (George & Jennifer J.
              Deboer Family Trust
              Project)
              Series 04 AMT VRDN
              5/01/29 (d)                                1.84        2,500,000
      2,930   (Greenteam of San Jose
              Project) Series 01A
              AMT VRDN
              9/01/16 (d)                                1.85        2,930,000
              (Marborg Industries
              Project)
      3,900   Series 02 AMT VRDN
              6/01/22 (d)                                1.85        3,900,000
      3,705   Series 04A AMT VRDN
              6/01/24 (d)                                1.85        3,705,000
      4,000   (Norcal Waste Systems,
              Inc.) Series 02A
              AMT VRDN
              7/01/27 (d)                                1.85        4,000,000
      4,845   (Sunset Waste Paper,
              Inc.) Series 00A
              AMT VRDN
              11/01/20 (d)                               1.90        4,845,000
      5,000   (Western Sky Dairy
              Project) Series 01A
              AMT VRDN
              9/01/26 (d)                                1.84        5,000,000
              California State
              Department of Water
     10,050   (Power Supply Revenue
              Bonds)
              Series 02C-4 VRDN
              05/01/22 (d)                               1.75       10,050,000
              Fresno California
              Revenue
      7,415   (Trinity Health Credit)
              Series 00C VRDN
              12/01/30 (d)                               1.75        7,415,000
                                                                  ------------
                                                                    57,995,000

              COLORADO-2.0%
              Colorado Education &
              Cultural Facility
              Authority
      9,500   (Fuller Theological
              Seminary Project)
              Series 04A VRDN
              8/01/35 (d)                                1.84        9,500,000



13


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Traer Creek
$    16,300   (Metropolitan District
              Company Revenue)
              Series 02 VRDN
              10/01/25 (d)                               1.79%     $16,300,000
                                                                  ------------
                                                                    25,800,000

              FLORIDA-6.0%
              Alachua County IDR
      5,000   (Rock Industrial, Inc.
              Project) AMT VRDN
              11/01/22 (d)                               1.82        5,000,000
              Broward County HFA
              MFHR
      3,000   (Sawgrass Pines
              Apartments) Series 93A
              AMT VRDN
              11/01/23 (d)                               1.82        3,000,000
              Davie Florida
      6,475   (United Jewish
              Community Project)
              Series 03 VRDN
              1/01/25 (d)                                1.77        6,475,000
              Florida HFA MFHR
      4,500   (EEE Carlton Arms II)
              VRDN
              12/01/08 (d)                               1.82        4,500,000
              Florida Housing
              Finance Corp. MFHR
      1,000   (Charleston Landings
              Apartments)
              Series 01 I-A VRDN
              7/01/31 (d)                                1.77        1,000,000
      5,000   (Wellesley Apartments)
              Series 03O AMT VRDN
              8/01/35 (d)                                1.79        5,000,000
      1,000   (Wexford Apartments)
              Series 03P AMT VRDN
              8/01/35 (d)                                1.79        1,000,000
              Highlands County
              Health Facility Authority
              Revenue FGIC
     12,000   (Adventist Health
              System / Sunbelt, Inc.)
              Series 04 AR-2 VRDN
              11/15/34 (d)                               1.80       12,000,000
              Hillsborough County
              HFA MFHR
      6,300   (Brandon Crossing
              Apartments) Series 98A
              AMT VRDN
              11/15/31 (d)                               1.81        6,300,000
              Hillsborough County
              IDA
      3,500   (Tampa Metropolitan
              Area YMCA Project)
              Series 00 VRDN
              3/01/25 (d)                                1.82        3,500,000
              Jacksonville Economic
              Development
              Commission
      2,365   (Bolles School Project)
              Series 99A VRDN
              7/01/14 (d)                                1.79        2,365,000
              Miami Dade County
              HFA
      1,600   (Ward Towers Assisted
              Living Facility)
              Series 02-8 AMT VRDN
              8/01/33 (d)                                1.82        1,600,000
              Miami Dade County
              IDA
      1,900   (Badia Spices, Inc.
              Project) Series 03
              AMT VRDN
              11/01/23 (d)                               1.82        1,900,000
              Ocean Highway &
              Port Authority
      6,465   (Revenue Bonds)
              Series 90 AMT VRDN
              12/01/20 (d)                               1.82        6,465,000
              Orlando & Orange
              County Expressway
              Authority FSA
      3,500   Series 03C-2 VRDN
              7/01/25 (d)                                1.74        3,500,000
              Tampa Educational
              Facilities Revenue
              Bonds
      10,340  (Academy of The Holy
              Names Project)
              Series 01 VRDN
              3/01/22 (d)                                1.77       10,340,000
              City of Tampa
      2,000   (Tampa Preparatory
              School, Inc.)
              Series 00 VRDN
              11/01/25 (d)                               1.76        2,000,000
                                                                  ------------
                                                                    75,945,000

              GEORGIA-3.6%
              Atlanta MFHR
      7,000   (M-Street Apartments
              Project) Series 03
              AMT VRDN
              3/01/43 (d)                                1.86        7,000,000
              Clayton County
              Housing Authority
              MFHR
      7,970   (Ashton Walk Apartments
              Project) Series 04 VRDN
              4/01/36 (d)                                1.91        7,970,000
              East Point MFHR
      6,940   (Robins Creste
              Apartments Project)
              Series 03 AMT VRDN
              6/01/36 (d)                                1.91        6,940,000




14



ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Floyd County
              Development Authority
              Revenue
              (Darlington School
              Project)
$     3,100   Series 00 VRDN
              3/01/20 (d)                                1.81%      $3,100,000
      6,900   Series 02 VRDN
              9/01/22 (d)                                1.81        6,900,000
              Fulton County
              Development Authority
              MFHR
      5,400   (Hidden Creste
              Apartments) Series 04
              AMT VRDN
              11/15/36 (d)                               1.91        5,400,000
              Fulton County
              Residential Care
              Facility
      7,500   (Canterbury Court
              Project)
              Series 04C VRDN
              2/15/34 (d)                                1.80        7,500,000
                                                                  ------------
                                                                    44,810,000

              ILLINOIS-3.6%
              Aurora Kane DuPage
              IDR
      5,460   (Jania Family LLC
              Project) Series 99
              AMT VRDN
              12/01/29 (d)                               1.85        5,460,000
              Chicago Illinois
      2,300   (Homestart Program)
              Series A VRDN
              6/01/05 (d)                                1.84        2,300,000
              Hennepin Wetlands
      3,500   (Hennepin-Hopper
              Lakes Project)
              Series 01 VRDN
              2/01/21 (d)                                1.84        3,500,000
              Illinois Development
              Finance Authority
      5,100   (Contemporary Art
              Museum)
              Series 94 VRDN
              2/01/29 (d)                                1.77        5,100,000
              Illinois Development
              Finance Authority IDR
      3,640   (Elite Mfg Technology,
              Inc. Project) Series 99
              AMT VRDN
              6/01/24 (d)                                1.85        3,640,000
              Illinois Educational
              Facilities Authority
     11,000   (Dominican University)
              Series 00A VRDN
              10/01/30 (d)                               1.77       11,000,000
      7,300   (National Louis
              University)
              Series 99A VRDN
              6/01/29 (d)                                1.78        7,300,000
              Illinois Housing
              Development Authority
              MFHR
      6,715   (Hyde Park Tower)
              Series 00A AMT VRDN
              11/01/28 (d)                               1.83        6,715,000
                                                                  ------------
                                                                    45,015,000

              INDIANA-2.0%
              Indiana Development
              Finance Authority
     25,000   (Indianapolis Museum
              of Art) Series 01 VRDN
              2/01/36 (d)                                1.77       25,000,000
              IOWA-1.1%
              Iowa Financing
              Authority
      3,000   (Western Home
              Communities, Inc.)
              Series 03 VRDN
              11/01/33 (d)                               1.80        3,000,000
              Iowa Higher Education
              Loan Authority
              Revenue
      7,500   (Luther College Project)
              Series 02 VRDN
              9/01/32 (d)                                1.77        7,500,000
              Orange City IDR
      3,600   (Vogel Enterprises Ltd.)
              Series 02 AMT VRDN
              4/01/17 (d)                                1.87        3,600,000
                                                                  ------------
                                                                    14,100,000

              KANSAS-1.6 %
              Kansas Development
              Finance Authority
              MFHR
     10,830   (Summit Woods
              Apartment Project)
              Series 02G-1
              AMT VRDN
              4/15/35 (d)                                1.82       10,830,000
              Lenexa Health Care
              Facility
      9,160   (Lakeview Village)
              Series A VRDN
              5/15/26 (d)                                1.80        9,160,000
                                                                  ------------
                                                                    19,990,000




15


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              KENTUCKY-4.1%
              Breckinridge County
              (Kentucky Association
              of County Leasing Trust)
              VRDN
$     6,500   12/01/29 (d)                               1.77%      $6,500,000
      6,730   Series 01A VRDN
              2/01/31 (d)                                1.77        6,730,000
              Jefferson County
              Industrial Building
              Authority
      7,565   (Franciscan Eldercare
              Service)
              Series 01 VRDN
              5/15/30 (d)                                1.80        7,565,000
              Jefferson County
              MFHR
      8,200   (Camden Meadows
              Apartment Project)
              Series 02 VRDN
              12/15/31 (d)                               1.81        8,200,000
              Jefferson County
              Student Housing
     14,135   (University of Louisville
              Phase II)
              Series 02A VDRN
              7/01/32 (d)                                1.79       14,135,000
              Jeffersontown
      8,350   (League of Cities Fund
              Trust) Series 00 VRDN
              3/01/30 (d)                                1.86        8,350,000
                                                                  ------------
                                                                    51,480,000

              LOUISIANA-2.7%
              Louisiana HFA
      8,955   (Woodward Wight
              Apartments)
              Series 03 VRDN
              9/01/33 (d)                                1.77        8,955,000
              Louisiana Offshore
              Terminal Authority
      5,700   (Deep Water Port
              Refunding)
              Series 03B VRDN
              9/01/14 (d)                                1.77        5,700,000
              Tangipahoa Parish
     20,000   (North Oaks Medical
              Center Project)
              Series 03B VRDN
              2/01/33 (d)                                1.79       20,000,000
                                                                  ------------
                                                                    34,655,000

              MAINE-0.7 %
              Maine Finance
              Authority IDR
      8,700   (Jackson Laboratory
              Issue) Series 02 VRDN
              7/01/31 (d)                                1.79        8,700,000

              MARYLAND-1.7%
              Baltimore Maryland
              IDR
     15,000   (Baltimore Capital
              Acquisition)
              Series 86 VRDN
              8/01/16 (d)                                1.77       15,000,000
              Gaithersburg Economic
              Development Revenue
      6,600   (Asbury Methodist
              Village, Inc.)
              Series 04 VRDN
              1/01/34 (d)                                1.80        6,600,000
                                                                  ------------
                                                                    21,600,000

              MASSACHUSETTS-0.8%
              Massachusetts State GO
      9,985   (Central Artery/ Ted
              Williams)
              Series 00A VRDN
              12/01/30 (d)                               1.74        9,985,000

              MICHIGAN-0.3%
              Michigan State
              Strategic Fund
      3,265   (Stelmi America, Inc.)
              Series 03 AMT VRDN
              5/01/30 (d)                                1.84        3,265,000

              MINNESOTA-1.1%
              Austin Minnesota
              MFHR
      2,320   (Cedars of Austin
              Project)
              Series 04A VRDN
              4/01/29 (d)                                1.90        2,320,000
              Maple Grove Economic
              Development Revenue
      4,335   (Heritage Christian
              Academy)
              Series 04 VRDN
              7/01/29 (d)                                1.77        4,335,000
              Ramsey County MFHR
      7,500   (Gateway Apartments
              Limited Partnership)
              Series 03
              AMT VRDN
              10/01/38 (d)                               1.90        7,500,000
                                                                  ------------
                                                                    14,155,000

              MISSISSIPPI-4.2%
              Jackson County Port
              Facility Revenue IDR
     23,550   (Chevron USA, Inc.
              Project) Series 93 VRDN
              6/01/23 (d)                                1.74       23,550,000


16


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Mississippi Business
              Finance Corp.
$    20,500   (Jackson Medical Mall
              Foundation)
              Series 00A VRDN
              11/01/18 (d)                               1.77%     $20,500,000
      4,800   (Mississippi State
              University Foundation,
              Inc. Project)
              Series 02 VRDN
              3/01/12 (d)                                1.81        4,800,000
      3,800   (St. Andrew Episcopal
              Day Project)
              Series 03 VRDN
              7/01/35 (d)                                1.81        3,800,000
                                                                  ------------
                                                                    52,650,000

              MISSOURI-1.4%
              Missouri HEFA
     15,000   (Lutheran Senior
              Services)
              Series 00 VRDN
              2/01/31 (d)                                1.79       15,000,000
              St. Louis County IDA
      2,700   (U. S. Tape & Label
              Project) Series 99
              AMT VRDN
              8/01/19 (d)                                1.85        2,700,000
                                                                  ------------
                                                                    17,700,000

              NEVADA-0.7%
              Henderson Public
              Improvement Trust
              MFHR
      4,150   (Pueblo Verde
              Apartments)
              Series 95A VRDN
              8/01/26 (d)                                1.83        4,150,000
              Nevada Housing
              Division MFHR
      4,120   (L. Octaine Urban
              Apartments) Series 03
              AMT VRDN
              4/01/36 (d)                                1.82        4,120,000
                                                                  ------------
                                                                     8,270,000

              NEW HAMPSHIRE-3.2%
              New Hampshire HEFA
      3,330   (Hunt Community Issue)
              Series 96 VRDN
              5/01/26 (d)                                1.81        3,330,000
     24,000   (Huntington at Nashua)
              Series 03B VRDN
              5/01/13 (d)                                1.80       24,000,000
      8,860   (Riverwoods at Exeter)
              Series 03 VRDN
              3/01/34 (d)                                1.80        8,860,000
      4,700   (Southern New
              Hampshire Medical
              Center) Series 01 VRDN
              10/01/30 (d)                               1.80        4,700,000
                                                                  ------------
                                                                    40,890,000

              NEW JERSEY- 0.2%
              New Jersey Economic
              Development Authority
      1,985   (Bancroft Neurohealth
              Project) Series 02 VRDN
              11/01/27 (d)                               1.76        1,985,000

              NEW YORK-0.3%
              New York City IDA
        930   (Planned Parenthood
              Project) Series 02 VRDN
              7/01/18 (d)                                1.75          930,000
              Westchester County
              Civic Facility IDA
      3,265   (Westchester Apartments
              Council)
              Series 04 VRDN
              5/01/34 (d)                                1.79        3,265,000
                                                                  ------------
                                                                     4,195,000

              NORTH
              CAROLINA-1.5%
              North Carolina Capital
              Facility Finance Agency
      6,870   (Capital Area YMCA
              Project) Series 02 VRDN
              5/01/22 (d)                                1.80        6,870,000
              North Carolina
              Medical Care
              Community
     10,000   (First Mtg-Brookwood
              Project)
              Series 01C VRDN
              1/01/07 (d)                                1.86       10,000,000
              North Carolina
              Medical Care
              Community Retirement
              Facilities Revenue
      1,480   (Aldersgate Project)
              Series 01 VRDN
              1/01/31 (d)                                1.86        1,480,000
                                                                  ------------
                                                                    18,350,000

              OHIO-4.1%
              Butler County
              Health Care
      9,100   (Lifesphere Project)
              Series 02 VRDN
              5/01/27 (d)                                1.77        9,100,000
              Cuyahoga County
              Hospital Improvement
     14,700   (The Metrohealth System
              Project) Series 03 VRDN
              3/01/33 (d)                                1.82       14,700,000
              Cuyahoga Health Care
      2,855   (Judson Retirement
              Community)
              Series 00 VRDN
              11/15/19 (d)                               1.80        2,855,000




17


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Franklin County MFHR
$    2,050    (Hanover Ridge
              Apartments) Series 00
              AMT VRDN
              12/15/30 (d)                               1.87%      $2,050,000
              Hamilton County
              Student Housing
              Facility Revenue
     14,500   (Block 3 Project)
              Series 04 VRDN
              8/01/36 (d)                                1.79       14,500,000
      7,800   (Stratford Heights
              Project) Series 04 VRDN
              8/01/36 (d)                                1.79        7,800,000
              Warren County
        800   (Pioneer Industrial
              Components Project)
              Series 85 VRDN
              12/01/05 (d)                               2.01          800,000
                                                                  ------------
                                                                    51,805,000

              OKLAHOMA-0.6%
              Muskogee
      7,400   (Medical Center
              Authority Revenue)
              Series 02 VRDN
              10/01/32 (d)                               1.82        7,400,000

              PENNSYLVANIA-1.1%
              Allegheny County
              Hospital Development
              Authority
      4,000   (Covenant at South Hills)
              Series 01B VRDN
              2/01/08 (d)                                1.97        4,000,000
      2,285   (Presbyterian University
              Hospital)
              Series 88 B1 VRDN
              3/01/18 (d)                                1.77        2,285,000
              Chester County IDA
      2,500   (West Chester University
              Student Housing)
              Series 03 VRDN
              8/01/35 (d)                                1.79        2,500,000
              Delaware County IDA
      1,500   (Sunoco, Inc.)
              Series 98 VRDN
              11/01/33 (d)                               1.80        1,500,000
              Pennsylvania Higher
              Education Student
              Housing Revenue
      1,000   (Student Association,
              Inc. Project)
              Series 03 C VRDN
              7/01/38 (d)                                1.79        1,000,000
              Philadelphia IDR
      3,000   (St. Joseph's Prep School
              Project) Series 03 VRDN
              7/01/33 (d)                                1.76        3,000,000
                                                                  ------------
                                                                    14,285,000

              RHODE ISLAND-0.3%
              Rhode Island Health &
              Educational Building
              Corp.
     3,500    (La Salle Academy)
              Series 03 VRDN
              7/01/33 (d)                                1.77        3,500,000

              SOUTH
              CAROLINA-2.8%
              South Carolina EDA
     13,000   (Sisters of Charity
              Hospital)
              Series 02 VRDN
              11/01/32 (d)                               1.81       13,000,000
              South Carolina
              Jobs EDA
     12,300   (Sisters Charity Province
              Hospital)
              Series 01 VRDN
              11/01/31 (d)                               1.81       12,300,000
     10,600   (Southeastern Fly Ash
              Company Project)
              Series 00 AMT VRDN
              1/01/14 (d)                                1.86       10,600,000
                                                                  ------------
                                                                    35,900,000

              TENNESSEE-1.1%
              Shelby County Health
              & Educational Housing
              Facilities
     10,000   (The Village at
              Germantown)
              Series 03C VRDN
              12/01/13 (d)                               1.79       10,000,000
      3,985   (Memphis College of Art
              Project) Series 03 VRDN
              8/01/23 (d)                                1.80        3,985,000
                                                                  ------------
                                                                    13,985,000

              TEXAS-4.8%
              Harris County Health
              Facilities Development
              Corp.
     17,450   (Methodist Hospital)
              Series 02 VRDN
              12/01/32 (d)                               1.74       17,450,000
              Lower Neches Valley
              Industrial Development
              Corp.
      3,500   (Onyx Environmental
              Services) Series 03
              AMT VRDN
              5/01/28 (d)                                1.82        3,500,000
              Mesquite Texas Health
              Facilities Development
      7,820   (Retirement Facility)
              Series 00C VRDN
              2/15/30 (d)                                1.80        7,820,000



18


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Metropolitan Higher
              Education Authority
$     6,170   (University of Dallas)
              Series 99 VRDN
              5/01/19 (d)                                1.82%      $6,170,000
              Texas Small
              Business IDR
     12,965   (Public Facilities Capital
              Access) VRDN
              7/01/26 (d)                                1.78       12,965,000
              Texas State TRAN
     13,000   Series 04-05 VRDN
              8/31/05 (d)                                1.60       13,148,603
                                                                  ------------
                                                                    61,053,603

              VIRGINIA-2.8%
              Chesapeake Hospital
              Authority Facility
              Revenue
      2,000   (Chesapeake General
              Hospital)
              Series 01A VRDN
              7/01/31 (d)                                1.77        2,000,000
              Henrico County EDA
      7,000   (White Oak
              Semiconductor)
              Series 00 AMT VRDN
              10/01/27 (d)                               1.80        7,000,000
              James City MFHR IDA
      3,500   (Chambrel at
              Williamsburg)
              Series 02 VRDN
              11/15/32 (d)                               1.77        3,500,000
              Louisa County IDA
      1,860   (University of Virginia
              Health Services
              Foundation)
              Series 00 VRDN
              10/01/30 (d)                               1.77        1,860,000
              Virginia Beach
              Development Authority
      1,000   (Chesapeake Bay
              Academy)
              Series 00 VRDN
              4/01/25 (d)                                1.84        1,000,000
     20,000   (Lifenet Project)
              Series 04 VRDN
              1/01/27 (d)                                1.77       20,000,000
                                                                  ------------
                                                                    35,360,000

              WASHINGTON-2.9%
              Issaquah Commercial
              Properties
     24,000   Series 01B VRDN
              2/15/21 (d)                                1.82       24,000,000
              Washington EDA IDR
      4,010   (Pacific Coast Shredding)
              Series 99D AMT VRDN
              8/01/14 (d)                                1.87        4,010,000
              Washington Housing
              Finance Commission
      2,720   (United Way King
              County Project)
              Series 03 VRDN
              3/01/28 (d)                                1.82        2,720,000
              Washington State EDA
              SWDR
      5,900   (Cedar Grove Composing
              Project) Series 04
              AMT VRDN
              7/15/24 (d)                                1.86        5,900,000
                                                                  ------------
                                                                    36,630,000

              WISCONSIN-2.6%
              Appleton Redevelopment
              Authority
     11,700   (Fox Cities Performing
              Arts Center)
              Series 01B VRDN
              6/01/36 (d)                                1.87       11,700,000
              Campbell Wisconsin
              IDA
      4,335   (Skipperliner Industries
              Project) Series 00
              AMT VRDN
              5/01/20 (d)                                1.82        4,335,000
              Wisconsin Center
              District Tax Revenue
     10,000   Series 01A VRDN
              12/15/26 (d)                               1.77       10,000,000
              Wisconsin HEFA
      2,555   (Grace Lutheran
              Foundation Project)
              Series 99 VRDN
              7/01/14 (d)                                1.79        2,555,000
              Wisconsin
              Municipalities
      4,200   (Fox Valley Lutheran
              High School)
              Series 03 VRDN
              3/01/23 (d)                                1.82        4,200,000
                                                                  ------------
                                                                    32,790,000

              Total Municipal Bonds
              (amortized cost
              $956,228,603)                                        956,228,603

              COMMERCIAL
              PAPER-24.2%
              COLORADO-0.4%
              Colorado Regional
              Transportation District
      4,900   (Subordinate Lein Sales
              Tax Revenue) Series 01A
              2/10/05                                    1.52        4,900,000



19


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              DISTRICT OF
              COLUMBIA-0.2%
              District of Columbia
$     2,500   (American National Red
              Cross) Series 00
              12/07/04                                   1.40%      $2,500,000

              FLORIDA-2.9%
              Indian River
              (Hospital District)
     12,400   Series 88
              3/10/05                                    1.63       12,400,000
      5,200   Series 90
              03/10/05                                   1.63        5,200,000
              Florida Local
              Government Finance
              Commission
              Series A
      5,000   12/01/04                                   1.42        5,000,000
      5,000   1/14/05                                    1.70        5,000,000
              Sarasota Public
              Hospital
              (Sarasota Memorial
              Hospital Revenue)
      5,850   Series B
              12/10/04                                   1.43        5,850,000
      3,000   Series 85C
              12/10/04                                   1.43        3,000,000
                                                                  ------------
                                                                    36,450,000

              HAWAII-0.7%
              Honolulu City &
              County
      8,700   (GO Commercial Paper
              Notes)
              12/08/04                                   1.27        8,700,000

              KENTUCKY-1.6%
              Pendleton County
     20,400   (Kentucky Associates of
              County Leasing)
              12/10/04                                   1.20       20,400,000

              MARYLAND-1.0%
              Baltimore County
              Public Improvement
              Auth CP BANs
     12,500   Series 02
              11/09/04                                   1.18       12,500,000

              MASSACHUSETTS-3.5%
              Massachusetts
              Development Finance
              Agency
              (Massachusetts
              Development Program)
      7,000   Program 2
              12/08/04                                   1.65        7,000,000
              Program 3
      6,000   12/14/04                                   1.30        6,000,000
      7,800   2/08/05                                    1.38        7,800,000
      4,000   2/17/05                                    1.38        4,000,000
              Massachusetts Health
              and Education
      7,000   (Harvard University)
              Series EE
              2/01/05                                    1.31        7,000,000
              Massachusetts Water
              Authority
      5,000   Series 94
              11/01/04                                   1.35        5,000,000
      8,000   Series 99
              11/09/04                                   1.35        8,000,000
                                                                  ------------
                                                                    44,800,000

              MICHIGAN-1.4%
              University of Michigan
              Regents
              Series F
     10,000   12/07/04                                   1.40       10,000,000
      7,105   12/08/04                                   1.25        7,105,000
                                                                  ------------
                                                                    17,105,000

              MINNESOTA-0.6%
              St. Paul Metropolitan
              Airport
      8,100   AMT
              11/10/04                                   1.23        8,100,000

              NEW YORK-2.5%
              Metropolitan
              Transportation
              Authority BANs
              (Transit Facility Special
              Obligation) Series CP-1 A
      7,000   11/01/04                                   1.32        7,000,000
     17,500   12/01/04                                   1.40       17,500,000
      7,000   2/10/05                                    1.25        7,000,000
                                                                  ------------
                                                                    31,500,000

              PENNSYLVANIA-1.3%
              Montgomery County IDA
              (Exelon Generation)
      3,000   Series 94
              11/01/04                                   1.20        3,000,000
     14,000   Series 01B
              3/01/05                                    1.55       14,000,000
                                                                  ------------
                                                                    17,000,000

              TENNESSEE-0.6%
              Nashville & Davidson
              County
      7,500   Series 03
              11/10/04                                   1.28        7,500,000

              TEXAS-5.0%
              Austin Comb Utility
              System
     17,238   (Travis & Williamson
              County) Series A
              1/20/05                                    1.83       17,238,000


20


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Dallas Area Rapid Transit
$    19,000   (Senior Sub Lien Sales
              Tax Revenue) Series 01
              1/20/05                                    1.70%     $19,000,000
              Texas A&M University
              Board of Regents
     10,000   (Revenue Financing
              System) Series B
              2/09/05                                    1.38       10,000,000
              Texas Public Finance
              Authority
      8,500   (GO Commercial Paper
              Notes) Series 02B
              3/11/05                                    1.55        8,500,000
              University of Texas
              Board of Regents
      8,000   (Revenue Financing
              Systems) Series A
              2/01/05                                    1.38        8,000,000
                                                                  ------------
                                                                    62,738,000

              VIRGINIA-0.5%
              University of Virginia
      6,200   Series 03A
              12/07/04                                   1.42        6,200,000

              WASHINGTON-0.2%
              Port of Tacoma
      3,000   (Subordinate Lien
              Revenue Notes) Series A
              1/14/05                                    1.70        3,000,000

              WISCONSIN-1.8%
              Wisconsin Transportation
              Revenue
     22,300   Series 97A
              12/09/04                                   1.22       22,300,000
              Total Commercial Paper
              (amortized cost
              $305,693,000)                                        305,693,000

              TOTAL
              INVESTMENTS-99.9%
              (amortized cost
              $1,261,921,603)                                    1,261,921,603
              Other assets less
              liabilities-0.1%                                       1,685,839

              NET ASSETS-100%                                  $ 1,263,607,442



See Glossary of Terms on page 28.
See notes to financial statements.


21


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES - TREASURY PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              U.S. GOVERNMENT
              OBLIGATIONS-100.5%
              U.S. TREASURY
              BILLS-62.1%
$     15,000  11/18/04                                   1.45%    $ 14,989,528
      5,000   12/02/04                                   1.57        4,993,262
     17,000   11/04/04                                   1.58       16,997,785
      5,000   11/12/04                                   1.61        4,997,540
     12,000   11/26/04                                   1.64       11,986,451
      5,000   12/09/04                                   1.67        4,991,213
      8,000   12/23/04                                   1.70        7,980,356
      3,000   1/06/05                                    1.73        2,990,472
      2,000   12/30/04                                   1.73        1,994,349
          7   2/24/05                                    1.75            6,961
                                                                  ------------
                                                                    71,927,917

              U.S. TREASURY
              NOTES-38.4%
      1,000   1/31/05                                    1.10        1,001,259
     28,500   11/30/04                                   1.55       28,509,044
     15,000   12/31/04                                   1.56       15,003,353
                                                                  ------------
                                                                    44,513,656

              TOTAL
              INVESTMENTS-100.5%
              (amortized
              cost $116,441,573)                                   116,441,573
              Other assets less
              liabilities-(0.5%)                                     (651,398)

              NET ASSETS-100%                                    $ 115,790,175


See Glossary of Terms on page 28.
See notes to financial statements.


22


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES -
CALIFORNIA TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              MUNICIPAL
              BONDS-71.3%
              ABAG Finance
              Authority COP
$     2,430   (Harker School
              Foundation)
              Series 98 VRDN
              1/01/23 (d)                                1.81%      $2,430,000
              California Department
              of Water
      6,000   (Power Supply)
              Series 02B-2 VRDN
              5/01/22 (d)                                1.76        6,000,000
              California Economic
              Development Bank IDR
      3,230   (Fish House Foods, Inc.)
              Series 99 AMT VRDN
              9/01/24 (d)                                1.85        3,230,000
              California Health
              Facilities Financing
              Authority
      6,100   (Scripps Health)
              Series 01 A VRDN
              10/01/23 (d)                               1.75        6,100,000
              California Pollution
              Control Finance
              Authority
      5,155   (South Lake Refuse
              Company Project)
              Series 02A AMT VRDN
              10/01/17 (d)                               1.90        5,155,000
      2,000   (Vanderham Family
              Trust Project-Koetsier
              Son) Series 03
              AMT VRDN
              5/01/28 (d)                                1.84        2,000,000
        290   (West Valley
              Manufacturing Project)
              Series 97A
              AMT VRDN
              6/01/12 (d)                                2.05          290,000
              California Pollution
              Control Finance
              Authority SWDR
      2,000   (Bidart Dairy Project)
              Series 02 AMT VRDN
              11/01/27 (d)                               1.84        2,000,000
      1,550   (Bos Farms Project)
              Series 01 AMT VRDN
              9/01/21 (d)                                1.84        1,550,000
      3,285   (Sunset Waste Paper,
              Inc.) Series 02A
              AMT VRDN
              11/01/11 (d)                               1.90        3,285,000
              California Statewide
              Community
              Development Authority
      4,130   (Trinity Children &
              Family Services)
              Series 02A VRDN
              11/01/27 (d)                               1.78        4,130,000
              California Statewide
              Community Development
              Authority MFHR
      5,760   (Cienega Gardens
              Apartments) Series 02V
              AMT VRDN
              10/01/33 (d)                               1.86        5,760,000
              Carlsbad Unified
              School District COP
      4,800   (School Facility Bridge
              Funding) FSA VRDN
              9/01/23 (d)                                1.74        4,800,000
              Daly City California
              HFA MFHR
      8,230   (Serramonte Del Rey
              Aparments)
              Series 99A VRDN
              10/15/29 (d)                               1.75        8,230,000
              El Monte COP
      1,500   (Community
              Improvement Project)
              Series 03A VRDN
              1/01/18 (d)                                1.79        1,500,000
              Fairfield IDA
      3,500   (Aitchison Family
              Partnership) VRDN
              4/01/12 (d)                                1.80        3,500,000
              Fillmore California
              Public Finance
              Authority
      4,000   (Central City
              Redevelopment Project)
              Series 03A VRDN
              5/01/31 (d)                                1.79        4,000,000
              Fremont Public
              Finance Authority COP
        435   (Family Resource Center)
              Series 98 VRDN
              8/01/28 (d)                                1.75          435,000
              Fresno
      9,000   (Trinity Health Credit
              Group)
              Series 00C VRDN
              12/01/30 (d)                               1.75        9,000,000
              Grand Terrace
              Community
              Development Authority
              MFHR
      4,600   (Mount Vernon Villas
              Project)
              Series 85A VRDN
              2/15/30 (d)                                1.76        4,600,000
              Irvine California
              Authority
      6,164   (Assessment Dist.)
              Series 99 VRDN
              9/02/24 (d)                                1.70        6,164,000



23


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES -
CALIFORNIA TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              Lancaster California
              Redevelopment Agency
              MFHR
$     3,400   (Woodcreek Garden
              Apartments)
              Series 01B VRDN
              12/15/31 (d)                               1.75%      $3,400,000
              Los Angeles
              Community
              Redevelopement
              Agency MFHR
      3,500   Series 03A AMT VRDN
              9/01/19 (d)                                1.83        3,500,000
              Los Angeles COP
      3,000   (Samuel A. Fryer Yavneh
              Academy)
              Series 01A VRDN
              8/01/21 (d)                                1.78        3,000,000
              Los Angeles
              Department of Water
              & Power
      3,000   (Electric Plant)
              Series 01 B-3 VRDN
              7/01/34 (d)                                1.72        3,000,000
              Monrovia
              Redevelopment Agency
      4,100   (Holiday Inn Hotel
              Project) Series 84 VRDN
              12/01/14 (d)                               1.70        4,100,000
              Orange County
              Apartment
              Development
      8,300   (Trabuco Highlands
              Apartments)
              Series 99D VRDN
              12/01/29 (d)                               1.75        8,300,000
              Placentia-Yorba Linda
              Unified School District
              COP
      6,635   Series 03A VRDN
              2/01/35 (d)                                1.74        6,635,000
              Rescue Unified School
              District COP FSA
      5,210   VRDN
              10/01/25 (d)                               1.74        5,210,000
              Riverside County
              Housing Authority
              MFHR
      2,750   (Concord Square
              Apartments)
              Series 00A VRDN
              12/15/30 (d)                               1.75        2,750,000
              San Bernardino
              County COP
      5,400   (Control Refinancing
              Project)
              Series 96 VRDN
              7/01/15 (d)                                1.76        5,400,000
              San Diego County COP
      1,000   (Friends of Chabad
              Lubavitch)
              Series 03 VRDN
              1/01/23 (d)                                1.85        1,000,000
              Santa Clara County
              MFHR
      1,700   (The Fountain Project)
              Series 03A VRDN
              7/01/33 (d)                                1.75        1,700,000
              Saratoga School
              District
      2,895   (Bridge Funding Project)
              Series 01 FSA VRDN
              9/01/26 (d)                                1.74        2,895,000
              Simi Valley MFHR
      5,000   (Shadowridge
              Apartments)
              Series 89 VRDN
              9/01/19 (d)                                1.81        5,000,000
              Western Placer COP
      9,000   (School Facilities
              Project)
              Series 03 VRDN
              8/01/23 (d)                                1.80        9,000,000

              Total Municipal Bonds
              (amortized cost
              $149,049,000)                                        149,049,000

              COMMERCIAL
              PAPER-29.0%
              CALIFORNIA-23.5%
              California State
              University
              Series 01A
      4,624   11/01/04                                   1.17        4,624,000
      5,326   11/01/04                                   1.20        5,326,000
      1,735   12/01/04                                   1.22        1,735,000
              City & County of San
              Francisco
      1,900   (Public Utilities Water
              Services)
              1/26/05                                    1.70        1,900,000
              Los Angeles County
      3,000   (Capital Asset Leasing
              Corp.)
              12/10/04                                   1.67        3,000,000
              Los Angeles
              Improvement Corp.
      2,288   (Lease Revenue) Series A-1
              11/09/04                                   1.15        2,288,000
              Orange County Water
              District
      1,800   Series 97
              11/09/04                                   1.33        1,800,000
              San Francisco County
              Transportation
              Authority
      2,500   Series B
              11/01/04                                   1.20        2,500,000


24


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES -
CALIFORNIA TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              San Francisco Public
              Utilities Community
$     7,800   (Water Series)
              2/09/05                                    1.30%      $7,800,000
              San Gabriel Valley
     10,500   (Alameda Corridor
              E Construction
              Project)
              12/10/04                                   1.36       10,500,000
              Ventura Public
              Finance Authority
              Lease Revenue CP
              Notes
              Series 98
      1,500   11/09/04                                   1.17        1,500,000
      6,200   2/08/05                                    1.26        6,200,000
                                                                  ------------
                                                                    49,173,000

              PUERTO RICO-5.5%
              Puerto Rico
              Government
              Development Bank
      8,000   11/10/04                                   1.23        8,000,000
      3,490   12/14/04                                   1.35        3,490,000
                                                                  ------------
                                                                    11,490,000

              Total Commercial Paper
              (amortized
              cost $60,663,000)                                     60,663,000

              TOTAL
              INVESTMENTS-100.3%
              (amortized cost
              $209,712,000)                                        209,712,000
              Other assets less
              liabilities-(0.3%)                                      (566,618)

              NET ASSETS-100%                                    $ 209,145,382


See Glossary of Terms on page 28.
See notes to financial statements.


25


PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES -
NEW YORK TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              MUNICIPAL
              BONDS-83.7%
              NEW YORK-82.2%
              Arlington School
              District GO
$     1,000   (Tax Anticipation Notes)
              Series 04-05
              11/05/04                                   1.19%      $1,000,060
              Berne Knox Westerlo
              School District GO
              BAN
        400   Series 04-05
              1/07/05                                    1.39          400,440
              Broome County IDA
      2,795   (James G Johnston
              Memorial)
              Series 03 VRDN
              2/01/29 (d)                                1.77        2,795,000
              Chenango County IDA
      1,325   (Grace View Manor
              Nursing)
              Series 03 VRDN
              2/01/29 (d)                                1.77        1,325,000
              Edgemont School
              District GO
      1,000   (Tax Anticipation Notes)
              Series 04
              1/21/05                                    1.45        1,002,297
              Fulton County IDA
        320   (Fiber Conversion, Inc.)
              Series 95 AMT VRDN
              6/01/05 (d)                                1.85          320,000
              Huntington Union
              Free School District
        600   (Tax Anticipation Notes)
              Series 04-05
              6/29/05                                    1.60          605,450
              Long Island Power
              Authority
      1,500   (Electric Systems
              Revenue)
              Series 1A VRDN
              5/01/33 (d)                                1.75        1,500,000
              Metropolitan
              Transportation
              Authority
      1,000   Series 02B FSA VRDN
              11/01/22 (d)                               1.75        1,000,000
              Monroe County IDA
      2,000   (Canal Ponds Park)
              Series 95D VRDN
              6/15/16 (d)                                1.82        2,000,000
              New York City GO
        100   Series 94A-4 VRDN
              8/01/22 (d)                                1.70          100,000
      2,400   Series 94-Sub Series E-5
              VRDN
              8/01/16 (d)                                1.76        2,400,000
      1,500   Series 03 Sub Series C-4
              VRDN
              8/01/20 (d)                                1.72        1,500,000
              New York City IDA
      1,870   (Planned Parenthood
              Project) Series 02 VRDN
              7/01/18 (d)                                1.75        1,870,000
        345   (P.S. Pibbs, Inc. Project)
              Series 01 AMT VRDN
              6/01/21 (d)                                1.90          345,000
      1,390   (Stock Exchange Project)
              Series 04B VRDN
              5/01/33 (d)                                1.75        1,390,000
              New York City TFA
        400   (Recovery Bonds)
              Series 01-1A VRDN
              11/01/22 (d)                               1.77          400,000
      2,400   (Recovery Bonds)
              Series 03 -03E VRDN
              11/01/22 (d)                               1.70        2,400,000
              New York State
              Dormitory Authority
         440  (Beverwyck, Inc. Project)
              Series 95 VRDN
              7/01/25 (d)                                1.80          440,000
      3,000   (Mental Health Services
              Facility) Series 03F-2A
              FSA VRDN
              2/15/21 (d)                                1.74        3,000,000
      1,500   (Rockefeller University)
              Series 02A VRDN
              7/01/32 (d)                                1.74        1,500,000
      5,000   (Teresian House Corp.)
              Series 03 VRDN
              7/01/33 (d)                                1.77        5,000,000
              New York State HFA
      1,300   (240 E 39th Street) Series
              97A AMT VRDN
              5/15/30 (d)                                1.78        1,300,000
      3,100   (350 West 43rd Street)
              Series 01A AMT VRDN
              11/01/34 (d)                               1.77        3,100,000
      2,000   (1500 Lexington Avenue)
              Series 02A AMT VRDN
              5/15/34 (d)                                1.80        2,000,000
      4,000   (Worth Street) Series 01
              AMT VRDN
              5/15/33 (d)                                1.78        4,000,000



26


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES -
NEW YORK TAX-FREE PORTFOLIO


  Principal
    Amount
     (000)    Security (a)                              Yield          Value
-------------------------------------------------------------------------------
              New York State Local
              Government Assistance
              Corp.
$     1,000   Series 95F VRDN
              4/01/25 (d)                                1.72%      $1,000,000
              North Amityville Fire
              Department Revenue
      2,000   (Revenue Bonds)
              Series 03 VRDN
              9/01/23 (d)                                1.76        2,000,000
              Queensbury Union Free
              School District GO BAN
      3,115   Series 03-04
              1/06/05                                    1.30        3,118,762
              Suffolk County IDA
      1,500   (ADP, Inc. Project)
              Series 97 VRDN
              4/01/18 (d)                                1.93        1,500,000
              Triborough Bridge &
              Tunnel Authority
      2,000   Series 02F VRDN
              11/01/32 (d)                               1.74        2,000,000
      2,130   (Special Obligation)
              Series 00A FSA VRDN
              1/01/31 (d)                                1.75        2,130,000
        200   (Special Obligation)
              Series 00D FSA VRDN
              1/01/31 (d)                                1.74          200,000
              Vestal GO BAN
      1,500   Series 04-05
              7/15/05                                    1.79        1,512,498
              Wantagh Union Free
              School District
        300   (Tax Anticipation Notes)
              Ser 04-05
              6/29/05                                    1.59          302,755
              Warren & Washington
              Counties IDA
      2,500   (Glen At Hiland
              Meadows Project)
              Series 00 VRDN
              12/15/30 (d)                               1.76        2,500,000
              West Islip Union Free
              School District
      1,800   (Tax Anticipation Notes)
              Ser 04-05
              6/29/05                                    1.62        1,813,239
              West Seneca School
              District
       1,000  (Tax Anticipation Notes)
              Series 04-05B
              11/04/04                                   1.40        1,000,066
              Westchester County
              IDA
      2,000   (Catharine Field Home)
              Series 01 VRDN
              1/01/31 (d)                                1.74        2,000,000
        600   (Hunterbrook Ridge)
              Series 01 VRDN
              1/01/31 (d)                                1.74          600,000
                                                                  ------------
                                                                    64,370,567

              PUERTO RICO-1.5%
              Puerto Rico Highway &
              Transportation
              AMBAC
      1,200   Series 98A VRDN
              7/01/28 (d)                                1.74        1,200,000

              Total Municipal Bonds
              (amortized cost
              $65,570,567)                                          65,570,567

              COMMERCIAL
              PAPER-16.4%
              NEW YORK-16.4%
              Cornell University
      1,520   12/08/04                                   1.51        1,520,000
              Metropolitan Transit
              Authority BAN
              (Transit Facility Special
              Obligation) Series CP-1A
      2,000   12/01/04                                   1.34        2,000,000
      2,500   12/09/04                                   1.40        2,500,000
              New York City
              Municipal Water
              Authority
      2,000   (Water & Sewer System
              Revenue) Series 6
              11/09/04                                   1.19        2,000,000
              New York State Power
              Authority
      2,200   Series 1
              11/09/04                                   1.20        2,200,000
              New York Thruway
              Authority
      2,600   Series 00 CP-1
              2/10/05                                    1.23        2,600,000

              Total Commercial Paper
              (amortized cost
              $12,820,000)                                          12,820,000

              TOTAL
              INVESTMENTS-100.1%
              (amortized cost
              $78,390,567)                                          78,390,567
              Other assets less
              liabilities-(0.1%)                                       (54,177)

              NET ASSETS-100%                                    $  78,336,390


See Glossary of Terms on page 28.
See notes to financial statements.


27


PORTFOLIO OF INVESTMENTS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At October 31, 2004, these securities amounted to $1,247,128,324 representing 37.0% of net assets in the Prime Portfolio.

(c)  Repurchase agreement which is terminable within 7 days.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
BAN     Bond Anticipation Note
COP     Certificate of Participation
EDA     Economic Development Authority
FGIC    Financial Guaranty Insurance Company
FMAC    Federal Mortgage Association Corportation
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
FSA     Financial Security Assurance, Inc.
GAN     Grant Anticipation Note
GO      General Obligation
HEFA    Health & Educational Facility Authority
HFA     Housing Finance Agency / Authority
IDA     Industrial Development Agency/Authority
IDR     Industrial Development Revenue
MFHR    Multi-Family Housing Revenue
MTN     Medium Term Note
PCR     Pollution Control Revenue
RAN     Revenue Anticipation Note
SWDR    Solid Waste Disposal Revenue
TFA     Transitional Finance Authority
TRAN    Tax & Revenue Anticipation Note


See notes to financial statements.


28


STATEMENT OF ASSETS & LIABILITIES
OCTOBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

                                                                          PRIME            GOVERNMENT          TAX-FREE
                                                                        PORTFOLIO           PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
ASSETS
     Investments in securities, at value (cost: $3,357,814,016,
       $856,998,004 and $1,261,921,603, respectively)                $ 3,357,814,016    $   856,998,004    $ 1,261,921,603
     Cash                                                                 10,616,643          6,134,536                 -0-
     Interest receivable                                                   3,300,474          1,218,877          2,088,212
     Receivable for capital stock sold                                     1,038,561                 -0-           668,935
     Receivable for investment securities sold                                    -0-                -0-         1,080,908

     Total assets                                                      3,372,769,694        864,351,417      1,265,759,658

LIABILITIES
     Due to custodian                                                             -0-                -0-         1,085,489
     Payable for capital stock redeemed                                    1,038,534          5,662,288            668,913
     Advisory fee payable                                                    584,756            147,732            221,005
     Distribution fee payable                                                293,616             67,198            110,656
     Transfer agent fee payable                                               13,723                 -0-               321
     Accrued expenses                                                         53,225             36,369             65,832

     Total liabilities                                                     1,983,854          5,913,587          2,152,216

     Net Assets                                                       $3,370,785,840       $858,437,830     $1,263,607,442


COMPOSITION OF NET ASSETS
     Capital stock, at par                                                $1,685,401           $429,259           $631,869
     Additional paid-in capital                                        3,369,116,010        858,036,078      1,263,024,550
     Accumulated net realized loss on
       investment transactions                                               (15,571)           (27,507)           (48,977)

                                                                      $3,370,785,840       $858,437,830     $1,263,607,442


Class A Shares
     Net assets                                                       $1,425,330,388       $377,323,875       $381,131,681
     Shares of capital stock outstanding                               1,425,393,247        377,437,634        381,276,568
     Net asset value per share                                                 $1.00              $1.00              $1.00

Class B Shares
     Net assets                                                         $976,636,817       $280,268,064       $616,438,875
     Shares of capital stock outstanding                                 976,593,675        280,245,180        616,426,497
     Net asset value per share                                                 $1.00              $1.00              $1.00

Class C Shares
     Net assets                                                         $968,818,635       $200,845,891       $266,036,886
     Shares of capital stock outstanding                                 968,815,925        200,835,066        266,035,651
     Net asset value per share                                                 $1.00              $1.00              $1.00


See notes to financial statements.


29


STATEMENT OF ASSETS & LIABILITIES
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

                                                                                            CALIFORNIA          NEW YORK
                                                                         TREASURY            TAX-FREE           TAX-FREE
                                                                         PORTFOLIO           PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
ASSETS
     Investments in securities, at value (cost: $116,441,573,
       $209,712,000 and $78,390,567, respectively)                     $ 116,441,573      $ 209,712,000      $  78,390,567
     Cash                                                                         -0-         1,131,017                 -0-
     Interest receivable                                                     332,394            370,402            223,901
     Receivable for investment securities sold                                    -0-         1,045,045                 -0-

     Total assets                                                        116,773,967        212,258,464         78,614,468

LIABILITIES
     Due to custodian                                                        887,912                 -0-           177,422
     Advisory fee payable                                                     20,303             17,134             13,433
     Distribution fee payable                                                 10,870             26,055              5,261
     Transfer agent fee payable                                                1,265                 59                415
     Payable for investment securities purchased                                  -0-         3,003,777                 -0-
     Accrued expenses                                                         63,442             66,057             81,547

     Total liabilities                                                       983,792          3,113,082            278,078

     Net Assets                                                         $115,790,175       $209,145,382        $78,336,390


COMPOSITION OF NET ASSETS
     Capital stock, at par                                                   $57,890           $104,586            $39,175
     Additional paid-in capital                                          115,721,925        209,039,145         78,295,356
     Undistributed net investment income                                      10,296              1,651              1,859
     Accumulated net realized gain on
       investment transactions                                                    64                 -0-                -0-

                                                                        $115,790,175       $209,145,382        $78,336,390

Class A Shares
     Net assets                                                          $35,248,226        $44,677,851        $34,186,932
     Shares of capital stock outstanding                                  35,296,102         44,682,989         34,194,081
     Net asset value per share                                                 $1.00              $1.00              $1.00

Class B Shares
     Net assets                                                          $39,233,707        $85,417,051        $30,728,016
     Shares of capital stock outstanding                                  39,232,058         85,428,675         30,732,909
     Net asset value per share                                                 $1.00              $1.00              $1.00

Class C Shares
     Net assets                                                          $41,308,242        $79,050,480        $13,421,442
     Shares of capital stock outstanding                                  41,251,655         79,060,513         13,422,554
     Net asset value per share                                                 $1.00              $1.00              $1.00





See notes to financial statements.


30


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2004 (UNAUDITED)

                                                                           PRIME            GOVERNMENT          TAX-FREE
                                                                         PORTFOLIO           PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest                                                            $23,404,884         $5,983,618         $8,297,776

EXPENSES
     Advisory fee (Note B)                                                 3,365,284            888,700          1,342,181
     Distribution fee--Class B                                               529,716            146,214            326,057
     Distribution fee--Class C                                             1,282,524            255,481            373,252
     Custodian                                                               143,481            103,863            121,506
     Registration fees                                                       139,816             51,443            142,169
     Printing                                                                 68,405             40,190             26,881
     Transfer agency                                                          39,886            110,548             12,907
     Audit and legal fees                                                     29,335             24,184             23,910
     Directors' fees                                                           1,870              1,442              1,625
     Miscellaneous                                                            37,620             24,181             21,704

     Total expenses                                                        5,637,937          1,646,246          2,392,192
     Less: expense offset arrangement (see Note B)                                (8)              (147)                (1)
     Less: expense reimbursement                                            (460,404)          (355,704)          (350,701)

     Net expenses                                                          5,177,525          1,290,395          2,041,490

     Net investment income                                                18,227,359          4,693,223          6,256,286
REALIZED LOSS ON INVESTMENTS
     Net realized loss on investment transactions                               (905)                -0-                -0-

NET INCREASE IN NET ASSETS
FROM OPERATIONS                                                          $18,226,454         $4,693,223         $6,256,286




See notes to financial statements.


31


STATEMENT OF OPERATIONS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

                                                                                            CALIFORNIA          NEW YORK
                                                                         TREASURY            TAX-FREE           TAX-FREE
                                                                         PORTFOLIO           PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest                                                               $766,682         $1,731,168           $578,264

EXPENSES
     Advisory fee (Note B)                                                   123,032            290,466             97,366
     Distribution fee--Class B                                                20,324             74,290             22,551
     Distribution fee--Class C                                                42,014            116,624             15,498
     Custodian                                                                57,275             61,091             51,530
     Registration fees                                                        37,921             10,385                 -0-
     Audit fees                                                               19,708             19,171             16,630
     Transfer agency                                                          10,158             11,168             12,730
     Printing                                                                  5,828              6,960              2,774
     Directors' fees                                                           1,641              1,350              1,564
     Legal fees                                                                1,638              2,927              6,333
     Miscellaneous                                                             3,030              2,979              1,110

     Total expenses                                                          322,569            597,411            228,086
     Less: expense offset arrangement (see Note B)                                -0-                (1)                -0-
     Less: expense reimbursement                                            (137,201)          (116,030)           (92,670)

     Net expenses                                                            185,368            481,380            135,416

     Net investment income                                                   581,314          1,249,788            442,848
REALIZED GAIN ON INVESTMENTS
     Net realized gain on investment transactions                                 64                 -0-                -0-

NET INCREASE IN NET ASSETS
FROM OPERATIONS                                                             $581,378         $1,249,788           $442,848




See notes to financial statements.


32



STATEMENT OF CHANGES IN NET ASSETS

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

                                                      PRIME PORTFOLIO                 GOVERNMENT PORTFOLIO
                                            --------------------------------   --------------------------------
                                               Six Months                        Six Months
                                                  Ended                             Ended
                                            October 31, 2004     Year Ended    October 31, 2004    Year Ended
                                               (unaudited)     April 30, 2004     (unaudited)    April 30, 2004
---------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
     Net investment income                    $  18,227,359    $  24,644,621    $  4,693,223    $   9,113,499
     Net realized loss on investment
       transactions                                    (905)         (13,567)             -0-          (9,736)

     Net increase in net assets
       from operations                           18,226,454       24,631,054       4,693,223        9,103,763

DIVIDENDS TO
SHAREHOLDERS FROM
     Net investment income
        Class A                                   (7,740,702)     (11,705,071)     (2,244,851)      (5,152,743)
        Class B                                   (5,727,561)      (9,488,191)     (1,524,141)      (2,820,189)
        Class C                                   (4,759,096)      (3,451,359)       (924,231)      (1,140,567)
CAPITAL STOCK
TRANSACTIONS
     Net increase (decrease)                     126,299,832      286,817,101     (34,323,855)     (402,932,725)

     Total increase (decrease)                   126,298,927      286,803,534     (34,323,855)    (402,942,461)
NET ASSETS
     Beginning of period                       3,244,486,913    2,957,683,379     892,761,685     1,295,704,146

     End of period (including
       undistributed net investment
       income of $0, $0, $0, and $0,
       respectively)                          $3,370,785,840   $3,244,486,913    $858,437,830$    $892,761,685





See notes to financial statements.


33


STATEMENT OF CHANGES IN NET ASSETS
(CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

                                                    TAX-FREE PORTFOLIO                 TREASURY PORTFOLIO
                                            --------------------------------   --------------------------------
                                               Six Months                        Six Months
                                                  Ended                             Ended
                                            October 31, 2004     Year Ended    October 31, 2004    Year Ended
                                               (unaudited)     April 30, 2004     (unaudited)    April 30, 2004
---------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
     Net investment income                        $6,256,286      $10,191,336        $581,314  $     1,854,624
     Net realized gain on investment
        transactions                                      -0-              -0-             64              174

     Net increase in net assets
        from operations                            6,256,286       10,191,336         581,378        1,854,798
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
     Net investment income
        Class A                                   (2,033,935)      (3,811,161)       (255,889)      (1,002,715)
        Class B                                   (3,065,836)      (4,964,649)       (190,956)        (431,616)
        Class C                                   (1,156,515)      (1,415,526)       (134,469)        (420,294)
     Net realized gain on investments
        Class A                                           -0-              -0-             -0-         (80,223)
        Class B                                           -0-              -0-             -0-         (14,304)
        Class C                                           -0-              -0-             -0-         (21,407)
CAPITAL STOCK
TRANSACTIONS
     Net increase (decrease)                      48,462,388      101,721,029     (26,981,207)    (100,665,549)

     Total increase (decrease)                    48,462,388      101,721,029     (26,981,143)    (100,781,310)
NET ASSETS
     Beginning of period                       1,215,145,054    1,113,424,025     142,771,318      243,552,628

     End of period (including
       undistributed net investment
       income of $0, $0, $10,296
       and $10,296, respectively)             $1,263,607,442   $1,215,145,054    $115,790,175     $142,771,318





See notes to financial statements.


34


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

                                                        CALIFORNIA                          NEW YORK
                                                    TAX-FREE PORTFOLIO                 TAX-FREE PORTFOLIO
                                            --------------------------------   --------------------------------
                                               Six Months                        Six Months
                                                  Ended                             Ended
                                            October 31, 2004     Year Ended    October 31, 2004    Year Ended
                                               (unaudited)     April 30, 2004     (unaudited)    April 30, 2004
---------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
     Net investment income                        $1,249,788       $1,874,722        $442,848    $     825,230

     Net increase in net assets
        from operations                            1,249,788        1,874,722         442,848          825,230
DIVIDENDS TO
SHAREHOLDERS FROM
     Net investment income
        Class A                                     (245,872)        (390,591)       (199,431)        (488,427)
        Class B                                     (655,853)        (919,830)       (196,481)        (293,570)
        Class C                                     (348,063)        (592,447)        (46,936)         (56,387)
CAPITAL STOCK
TRANSACTIONS
     Net increase (decrease)                     (84,009,948)      27,581,560     (29,079,998)      24,102,896

     Total increase (decrease)                   (84,009,948)      27,553,414     (29,079,998)      24,089,742
NET ASSETS
     Beginning of period                         293,155,330      265,601,916     107,416,388       83,326,646

     End of period (including
        undistributed net investment
        income of $1,651, $1,651,
        $1,859 and $1,859,
        respectively)                           $209,145,382     $293,155,330     $78,336,390     $107,416,388



See notes to financial statements.


35


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

NOTE A: Significant Accounting Policies
AllianceBernstein Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of six Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Treasury Portfolio, California Tax-Free Portfolio and New York Tax-Free Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury, Tax-Free, California Tax-Free and New York Tax-Free Portfolios offer three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income.

2. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. Dividends
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. Repurchase Agreements
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the portfolios may be delayed or limited.

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of ..20% of average daily net assets for the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios. For the six months ended October 31, 2004, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the six months ended October 31, 2004, reimbursement was $460,404, $355,704, $350,701, $137,201, $116,030 and $92,670
for the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios, respectively.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, Treasury, California Tax Free and New York Tax-Free Portfolios was $9,000 per Portfolio for the six months ended October 31, 2004.

For the six months ended October 31, 2004, the Fund's expenses were reduced by $8, $147, $1 and $1 for the Prime, Government, Tax-Free and California Tax-Free Portfolios, respectively, under an expense offset arrangement with AGIS.


36


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

NOTE C: Distribution Agreement
The Fund has adopted a Distribution Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of ..10% of the aggregate average daily net assets attributable to Class B shares and .25% of the aggregate average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: Risk Involved in Investing in the Fund
In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE E: Investment Transactions and Distributions to Shareholders
At October 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. At April 30, 2004, the Treasury Portfolio had accumulated undistributed ordinary income of $10,296, and the California Tax-Free Portfolio and New York Tax-Free Portfolio had undistributed tax-exempt income of $4,184 and $5,192, respectively.

For federal income tax purposes at April 30, 2004, the Fund had capital loss carryforwards for the following Portfolios:

                       Expiring     Expiring    Expiring
Portfolio              in 2005      in 2008     in 2012
---------------------------------------------------------
Government            $ 16,002     $  1,769     $  9,736
Tax-Free                   400           -0-      48,577
Prime                       -0-          -0-      14,666

For the year ended April 30, 2004, the capital loss carryforwards expired by portfolios were as follows:

                                            Capital Loss
                                            Carryforwards
                                                Expired
---------------------------------------------------------
Portfolio
Government                                      $ 30,512
Tax Free                                          76,925

Dividends paid by the Tax-Free, California Tax-Free and New York Tax-Free Portfolios from net investment income for the years ended April 30, 2004 and 2003 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

The dividends paid by the Prime, Government and Treasury Portfolios for the years ended April 30, 2004 and 2003 are deemed to be ordinary income for federal income tax purposes.



37



NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

NOTE F: Capital Stock
There are 117,500,000,000 shares authorized with par value of $.0005 per share. At October 31, 2004, capital paid-in aggregated $3,370,802,847 on Prime Portfolio, $858,465,337 on Government Portfolio, $1,263,656,419 on Tax-Free Portfolio, $115,779,815 on Treasury Portfolio, $209,143,731 on California Tax-Free Portfolio and $78,334,531 on New York Tax-Free Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                     Prime Portfolio
                                            -----------------------------------
                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class A
Shares sold                                    6,478,799,515    12,707,494,641
Shares issued on reinvestment of dividends         7,740,702        11,705,071
Shares redeemed                               (6,060,156,427)  (13,017,117,473)

Net increase (decrease)                          426,383,790      (297,917,761)


                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class B
Shares sold                                      593,863,690     3,429,787,414
Shares issued on reinvestment of dividends         5,727,561         9,488,191
Shares redeemed                                 (735,654,282)   (3,420,785,338)
Net increase (decrease)                         (136,063,031)       18,490,267


                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class C
Shares sold                                      399,567,934     1,374,232,348
Shares issued on reinvestment of dividends         4,759,096         3,451,359
Shares redeemed                                 (568,347,957)     (811,439,112)
Net increase (decrease)                         (164,020,927)      566,244,595


                                                   Government Portfolio
                                            -----------------------------------
                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class A
Shares sold                                    1,601,795,172     4,139,855,290
Shares issued on reinvestment of dividends         2,244,851         5,152,743
Shares redeemed                               (1,617,678,265)   (4,504,694,404)
Net decrease                                     (13,638,242)     (359,686,371)


                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class B
Shares sold                                      184,910,436       679,846,920
Shares issued on reinvestment of dividends         1,524,141         2,820,189
Shares redeemed                                 (229,951,541)     (700,714,258)
Net decrease                                     (43,516,964)      (18,047,149)







38


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

                                                  Government Portfolio
                                            -----------------------------------
                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class C
Shares sold                                      512,167,022       979,353,701
Shares issued on reinvestment of dividends           924,231         1,140,567
Shares redeemed                                 (490,259,902)   (1,005,693,473)
Net increase (decrease)                           22,831,351       (25,199,205)


                                                    Tax-Free Portfolio
                                            -----------------------------------
                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class A
Shares sold                                      554,725,382     2,640,976,105
Shares issued on reinvestment of dividends         2,033,935         3,811,161
Shares redeemed                                 (502,254,692)   (2,677,686,438)
Net increase (decrease)                           54,504,625       (32,899,172)


                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class B
Shares sold                                      692,427,924     2,231,670,166
Shares issued on reinvestment of dividends         3,065,836         4,964,649
Shares redeemed                                 (676,363,191)   (2,189,692,082)
Net increase                                      19,130,569        46,942,733


                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class C
Shares sold                                      266,030,206       462,213,934
Shares issued on reinvestment of dividends         1,156,515         1,415,526
Shares redeemed                                 (292,359,527)     (375,951,992)
Net increase (decrease)                          (25,172,806)       87,677,468


                                                    Treasury Portfolio
                                            -----------------------------------
                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class A
Shares sold                                       18,346,358       255,631,387
Shares issued on reinvestment of dividends
   and distributions                                 255,889         1,002,715
Shares redeemed                                  (38,208,743)     (359,876,867)
Net decrease                                     (19,606,496)     (103,242,765)







39




NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

                                                   Treasury Portfolio
                                            -----------------------------------
                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class B
Shares sold                                       48,149,719       169,975,156
Shares issued on reinvestment of dividends
   and distributions                                 190,956           431,616
Shares redeemed                                  (56,832,680)     (148,399,824)
Net increase (decrease)                           (8,492,005)       22,006,948


                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class C
Shares sold                                       36,683,626       324,671,944
Shares issued on reinvestment of dividends
   and distributions                                 134,469           420,294
Shares redeemed                                  (35,700,801)     (344,521,970)
Net increase (decrease)                            1,117,294       (19,429,732)


                                               California Tax-Free Portfolio
                                            -----------------------------------
                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class A
Shares sold                                       88,544,263       117,009,305
Shares issued on reinvestment of dividends           245,872           390,591
Shares redeemed                                  (82,240,894)     (125,545,735)
Net increase (decrease)                            6,549,241        (8,145,839)


                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class B
Shares sold                                      131,468,997       277,474,443
Shares issued on reinvestment of dividends           655,853           919,830
Shares redeemed                                 (214,931,742)     (207,824,682)
Net increase (decrease)                          (82,806,892)       70,569,591


                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class C
Shares sold                                      360,317,890       813,348,705
Shares issued on reinvestment of dividends           348,063           592,447
Shares redeemed                                 (368,418,250)     (848,783,344)
Net decrease                                      (7,752,297)      (34,842,192)







40


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

                                                 New York Tax-Free Portfolio
                                            -----------------------------------

                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class A
Shares sold                                       43,651,675        82,121,176
Shares issued on reinvestment of dividends           199,431           488,427
Shares redeemed                                  (59,866,292)      (73,015,430)
Net increase (decrease)                          (16,015,186)        9,594,173


                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class B
Shares sold                                       95,720,766       107,576,928
Shares issued on reinvestment of dividends           196,481           293,570
Shares redeemed                                 (110,342,677)      (96,074,787)
Net increase (decrease)                          (14,425,430)       11,795,711


                                             Six Months Ended     Year Ended
                                             October 31, 2004       April 30,
                                                (unaudited)            2004
                                            -----------------    --------------
Class C
Shares sold                                       14,918,836        23,669,696
Shares issued on reinvestment of dividends            46,936            56,387
Shares redeemed                                  (13,605,154)      (21,013,071)
Net increase                                       1,360,618         2,713,012






41



FINANCIAL HIGHLIGHTS

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


                                                                           Prime Portfolio

                                                                                CLASS A
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0060        .0093        .0148        .0276        .0612        .0540
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-

Net increase in net asset value from
  operations                                   .0060        .0093        .0148        .0276          .0612      .0540

Less: Dividends and Distributions
Dividends from net investment income          (.0060)      (.0093)      (.0148)      (.0276)      (.0612)      (.0540)
Distributions from net realized gains             -0-          -0-          -0-(b)       -0-          -0-          -0-

Total dividends and distributions             (.0060)      (.0093)      (.0148)       (.0276)      (.0612)     (.0540)

Net asset value, end of period                 $1.00        $1.00        $1.00         $1.00       $1.00        $1.00


Total Return
Total investment return based on net
  asset value (c)                                .60%         .94%        1.49%        2.80%        6.31%        5.54%
Ratios/Supplemental Data
Net assets, end of period (in millions)       $1,425         $999       $1,297       $1,907       $3,314       $1,788
Ratio to average net assets of:
     Expenses, net of waivers and
       reimbursements                            .20%(d)      .20%         .20%         .20%         .20%         .20%
     Expenses, before waivers and
       reimbursements                            .23%(d)      .22%         .22%         .22%         .23%         .24%
     Net investment income (a)                  1.21%(d)      .94%        1.48%        2.88%        6.01%        5.39%




42


See footnote summary on page 53.


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           Prime Portfolio

                                                                                CLASS B
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0055        .0083        .0138        .0266        .0602        .0530
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-

Net increase in net asset value from
  operations                                   .0055        .0083        .0138        .0266          .0602      .0530

Less: Dividends and Distributions
Dividends from net investment income          (.0055)      (.0083)      (.0138)      (.0266)      (.0602)      (.0530)
Distributions from net realized gains             -0-          -0-          -0-(b)       -0-          -0-          -0-

Total dividends and distributions             (.0055)      (.0083)      (.0138)      (.0266)      (.0602)      (.0530)

Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00


Total Return
Total investment return based on net
  asset value (c)                                .55%         .84%        1.39%        2.70 %       6.20%        5.44%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $977       $1,113       $1,094       $2,165       $2,387       $1,871
Ratio to average net assets of:
     Expenses, net of waivers and
       reimbursements                            .30%(d)      .30%         .30%         .30%         .30%         .30%
     Expenses, before waivers and
       reimbursements                            .33%(d)      .32%         .32%         .32%         .33%         .34%
     Net investment income (a)                  1.08%(d)      .83%        1.38%        2.66%        5.93%        5.44%




43


See footnote summary on page 53.



FINANCIAL HIGHLIGHTS (CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           Prime Portfolio

                                                                                CLASS C
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0047        .0068        .0123        .0251        .0587        .0515
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-

Net increase in net asset value from
  operations                                   .0047        .0068        .0123        .0251        .0587        .0515

Less: Dividends and Distributions
Dividends from net investment income          (.0047)      (.0068)      (.0123)      (.0251)      (.0587)      (.0515)
Distributions from net realized gains             -0-          -0-          -0-(b)       -0-          -0-          -0-

Total dividends and distributions             (.0047)      (.0068)      (.0123)      (.0251)      (.0587)      (.0515)

Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00       $1.00         $1.00


Total Return
Total investment return based on net
  asset value (c)                                .47%         .69%        1.24%        2.54%       6.04%         5.28%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $969       $1,133         $567         $617         $468         $155
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .45%(d)      .45%         .45%         .45%         .45%         .45%
  Expenses, before waivers and
    reimbursements                               .48%(d)      .47%         .47%         .47%         .49%         .50%
  Net investment income (a)                      .93%(d)      .69%        1.23%        2.41%        5.65%        5.29%





See footnote summary on page 53.


44


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        Government Portfolio
                                                                              CLASS A
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0058        .0091        .0142        .0267        .0604        .0527

Less: Dividends
Dividends from net investment income          (.0058)      (.0091)      (.0142)      (.0267)      (.0604)      (.0527)

Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00


Total Return
Total investment return based on net
  asset value (c)                                .58%         .91%        1.43%        2.71%        6.22%        5.40%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $377         $391         $751         $593         $792         $442
Ratio to average net assets of:
     Expenses, net of waivers and
      reimbursements                            .20%(d)      .20%         .20%         .20%         .20%         .20%
     Expenses, before waivers and
       reimbursements                            .28%(d)      .26%         .26%         .24%         .27%         .27%
     Net investment income (a)                  1.15%(d)      .92%        1.40%        2.75%        5.91%        5.30%



                                                                        Government Portfolio
                                                                              CLASS B
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0053        .0081        .0132        .0257        .0594        .0516

Less: Dividends
Dividends from net investment income          (.0053)      (.0081)      (.0132)      (.0257)      (.0594)      (.0516)

Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00       $1.00        $1.00


Total Return
Total investment return based on net
  asset value (c)                                .53%         .81%        1.33%        2.60%        6.12%        5.29%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $280         $324         $342         $558         $696         $198
Ratio to average net assets of:
     Expenses, net of waivers and
       reimbursements                            .30%(d)      .30%         .30%         .30%         .30%         .30%
     Expenses, before waivers and
       reimbursements                            .38%(d)      .36%         .36%         .34%         .37%         .37%
     Net investment income (a)                  1.04%(d)      .81%        1.34%        2.62%        5.78%        5.19%




45


See footnote summary on page 53.



FINANCIAL HIGHLIGHTS (CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        Government Portfolio
                                                                              CLASS C
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0045        .0066        .0117        .0242        .0579        .0502

Less: Dividends
Dividends from net investment income          (.0045)      (.0066)      (.0117)      (.0242)      (.0579)      (.0502)

Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00       $1.00        $1.00


Total Return
Total investment return based on net
  asset value (c)                                .45%         .66%        1.18%        2.45%        5.96%        5.14%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $201         $178         $203         $189         $128          $16
Ratio to average net assets of:
     Expenses, net of waivers and
       reimbursements                            .45%(d)      .45%         .45%         .45%         .45%         .45%
     Expenses, before waivers and
       reimbursements                            .53%(d)      .51%         .51%         .49%         .52%         .52%
     Net investment income (a)                   .90%(d)      .66%        1.16%        2.31%        5.51%        5.11%



                                                                        Tax-Free Portfolio
                                                                              CLASS A
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0052        .0084        .0119        .0187        .0387        .0342

Less: Dividends
Dividends from net investment income          (.0052)      (.0084)      (.0119)      (.0187)      (.0387)      (.0342)

Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00


Total Return
Total investment return based on net
  asset value (c)                                .53%         .85%        1.20%        1.89%        3.95%        3.47%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $381         $327         $360         $510         $435         $407
Ratio to average net assets of:
     Expenses, net of waivers and
       reimbursements                            .20%(d)      .20%         .20%         .20%         .20%         .20%
     Expenses, before waivers and
       reimbursements                            .25%(d)      .24%         .24%         .24%         .26%         .28%
     Net investment income (a)                  1.04%(d)      .84%        1.21%        1.86%        3.88%        3.45%




See footnote summary on page 53.


46


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        Tax-Free Portfolio
                                                                              CLASS B
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0047        .0074        .0109        .0177        .0378        .0333

Less: Dividends
Dividends from net investment income          (.0047)      (.0074)      (.0109)      (.0177)      (.0378)      (.0333)

Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00


Total Return
Total investment return based on net
  asset value (c)                                .47%         .74%        1.10%        1.79%        3.85%        3.37%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $617         $597         $550         $766         $616         $375
Ratio to average net assets of:
     Expenses, net of waivers and
       reimbursements                            .30%(d)      .30%         .30%         .30%         .30%         .30%
     Expenses, before waivers and
       reimbursements                            .35%(d)      .34%         .34%         .34%         .36%         .37%
     Net investment income (a)                   .94%(d)      .73%        1.10%        1.74%        3.67%        3.37%


                                                                        Tax-Free Portfolio
                                                                              CLASS C
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0040        .0059        .0094        .0162        .0363        .0318

Less: Dividends
Dividends from net investment income          (.0040)      (.0059)      (.0094)      (.0162)      (.0363)      (.0318)

Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00       $1.00        $1.00


Total Return
Total investment return based on net
  asset value (c)                                .40%         .59%         .94%        1.63%        3.69%        3.22%
Ratios/Supplemental Data
Net assets, end of period (in millions)         $266         $291         $204         $132         $161          $49
Ratio to average net assets of:
     Expenses, net of waivers and
       reimbursements                            .45%(d)      .45%         .45%         .45%         .45%         .45%
     Expenses, before waivers and
       reimbursements                            .50%(d)      .49%         .50%         .49%         .51%         .51%
     Net investment income (a)                   .77%(d)      .59%         .93%        1.61%        3.52%        3.23%




See footnote summary on page 53.


47



FINANCIAL HIGHLIGHTS (CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


                                                                        Treasury Portfolio
                                                                              CLASS A
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0053        .0087        .0134        .0253        .0576        .0504
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-

Net increase in net asset value from
  operations                                   .0053        .0087        .0134        .0253        .0576        .0504

Less: Dividends and Distributions
Dividends from net investment income          (.0053)      (.0087)      (.0134)      (.0253)      (.0576)      (.0504)
Distributions from net realized gains             -0-          -0-(b)       -0-(b)       -0-          -0-          -0-

Total dividends and distributions             (.0053)      (.0087)      (.0134)      (.0253)      (.0576)      (.0504)

Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00


Total Return
Total investment return based on net
  asset value (c)                                .53%         .88%        1.34%        2.56 %       5.93%        5.15%
Ratios/Supplemental Data
Net assets, end of period (in millions)          $36          $55         $158          $97         $157           $4
Ratio to average net assets of:
     Expenses, net of waivers and
       reimbursements                            .20%(d)      .20%         .20%         .20%         .20%         .20%
     Expenses, before waivers and
       reimbursements                            .42%(d)      .30%         .30%         .27%         .26%         .59%
     Net investment income (a)                  1.05%(d)      .88%        1.29%        2.51%        4.99%        5.03%





See footnote summary on page 53.


48


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        Treasury Portfolio
                                                                              CLASS B
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0048        .0077        .0124        .0243        .0566        .0494
Net realized gain (loss) on investment
  transactions (b)                               -0-           -0-          -0-          -0-          -0-          -0-

Net increase in net asset value from
  operations                                   .0048        .0077        .0124        .0243        .0566        .0494

Less: Dividends and Distributions
Dividends from net investment income          (.0048)      (.0077)      (.0124)      (.0243)      (.0566)      (.0494)
Distributions from net realized gains             -0-          -0-(b)       -0-(b)       -0-          -0-          -0-

Total dividends and distributions             (.0048)      (.0077)      (.0124)       (.0243)     (.0566)      (.0494)

Net asset value, end of period                 $1.00        $1.00        $1.00         $1.00       $1.00        $1.00


Total Return
Total investment return based on net
  asset value (c)                                .48%         .78%        1.24%        2.46%        5.83%        5.05%
Ratios/Supplemental Data
Net assets, end of period (in millions)          $39          $48          $26          $87          $18          $85
Ratio to average net assets of:
     Expenses, net of waivers and
       reimbursements                            .30%(d)      .30%         .30%         .30%         .30%         .30%
     Expenses, before waivers and
       reimbursements                            .52%(d)      .41%         .40%         .37%         .37%         .47%
     Net investment income (a)                   .94%(d)      .77%        1.26%        1.97%        5.48%        5.04%





49


See footnote summary on page 53.



FINANCIAL HIGHLIGHTS (CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        Treasury Portfolio
                                                                              CLASS C
                                           ----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            October 31,                    Year Ended April 30,
                                                2004     ---------------------------------------------------------------
                                            (unaudited)     2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                      .0040        .0062        .0109        .0228        .0551        .0479
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-          -0-

Net increase in net asset value from
  operations                                   .0040        .0062        .0109        .0228        .0551        .0479

Less: Dividends and Distributions
Dividends from net investment income          (.0040)      (.0062)      (.0109)      (.0228)      (.0551)      (.0479)
Distributions from net realized gains             -0-          -0-(b)       -0-(b)       -0-          -0-          -0-

Total dividends and distributions             (.0040)      (.0062)      (.0109)      (.0228)      (.0551)      (.0479)

Net asset value, end of period                 $1.00        $1.00        $1.00         $1.00       $1.00        $1.00


Total Return
Total investment return based on net
  asset value (c)                                .40%         .63%        1.09%        2.31%        5.67%        4.89%
Ratios/Supplemental Data
Net assets, end of period (in millions)          $41          $40          $60         $205         $324         $350
Ratio to average net assets of:
     Expenses, net of waivers and
       reimbursements                            .45%(d)      .45%         .45%         .45%         .45%         .45%
     Expenses, before waivers and
       reimbursements                            .67%(d)      .55%         .54%         .52%         .53%         .56%
     Net investment income (a)                   .80%(d)      .63%        1.14%        2.39%        5.46%        5.06%




See footnote summary on page 53.


50


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    California Tax-Free Portfolio
                                                                               CLASS A
                                                   --------------------------------------------------------------
                                                   Six Months                                           January 9,
                                                      Ended                                               2001(e)
                                                    October 31,            Year Ended April 30,            to
                                                       2004     ---------------------------------------  April 30,
                                                   (unaudited)      2004         2003         2002         2001
                                                   -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period                  $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                             .0051        .0082        .0114        .0174        .0081

Less: Dividends
Dividends from net investment income                 (.0051)      (.0082)      (.0114)      (.0174)      (.0081)

Net asset value, end of period                        $1.00        $1.00        $1.00         $1.00       $1.00


Total Return
Total investment return based on net asset value (c)    .51%         .83%        1.15%        1.75%         .82%
Ratios/Supplemental Data
Net assets, end of period (in millions)                 $45          $38          $46          $26           $6
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements        .20%(d)      .20%         .20%         .20%         .20%(d)
     Expenses, before waivers and reimbursements        .28%(d)      .27%         .28%         .30%         .45%(d)
     Net investment income (a)                         1.01%(d)      .81%        1.07%        1.51%        2.76%(d)


                                                                    California Tax-Free Portfolio
                                                                               CLASS B
                                                   --------------------------------------------------------------
                                                   Six Months                                          November 28,
                                                      Ended                                               2000(f)
                                                    October 31,            Year Ended April 30,            to
                                                       2004     ---------------------------------------  April 30,
                                                   (unaudited)      2004         2003         2002         2001
                                                   -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period                   $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                              .0046        .0072        .0104        .0164        .0117

Less: Dividends
Dividends from net investment income                  (.0046)      (.0072)      (.0104)      (.0164)      (.0117)

Net asset value, end of period                         $1.00        $1.00        $1.00        $1.00        $1.00


Total Return
Total investment return based on net asset value (c)     .46%         .73%        1.04%        1.65%        1.18%
Ratios/Supplemental Data
Net assets, end of period (in millions)                  $85         $168          $98          $83          $33
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements         .30%(d)      .30%         .30%         .30%         .30%(d)
     Expenses, before waivers and reimbursements         .38%(d)      .37%         .38%         .40%         .75%(d)
     Net investment income (a)                           .88%(d)      .71%        1.01%        1.57%        2.76%(d)



51


See footnote summary on page 53.



FINANCIAL HIGHLIGHTS (CONTINUED)

ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    California Tax-Free Portfolio
                                                                               CLASS C
                                                   --------------------------------------------------------------
                                                   Six Months                                          December 20,
                                                      Ended                                               2000(e)
                                                    October 31,            Year Ended April 30,            to
                                                       2004     ---------------------------------------  April 30,
                                                   (unaudited)      2004         2003         2002         2001
                                                   -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of period                   $1.00        $1.00        $1.00        $1.00        $1.00

Income From Investment Operations
Net investment income (a)                              .0039        .0057        .0089        .0149        .0091

Less: Dividends
Dividends from net investment income                  (.0039)      (.0057)      (.0089)      (.0149)      (.0091)

Net asset value, end of period                         $1.00        $1.00        $1.00        $1.00        $1.00


Total Return
Total investment return based on net asset value (c)     .39%         .58%         .89%        1.50%         .92%
Ratios/Supplemental Data
Net assets, end of period (in millions)                  $79          $87         $122          $72          $78
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements         .45%(d)      .45%         .45%         .45%         .45%(d)
     Expenses, before waivers and reimbursements         .53%(d)      .53%         .53%         .55%         .69%(d)
     Net investment income (a)                           .75%(d)      .55%         .86%        1.53%        2.52%(d)

                                                                           New York Tax-Free Portfolio
                                                                                    CLASS A
                                                          ----------------------------------------------------------
                                                          Six Months                                       May 25,
                                                             Ended                                         2001(f)
                                                           October 31,        Year Ended April 30,           to
                                                              2004       ----------------------------     April 30,
                                                          (unaudited)         2004          2003           2002
                                                          -------------  -------------  -------------  -------------

Net asset value, beginning of period                          $1.00          $1.00           $1.00          $1.00

Income From Investment Operations
Net investment income (a)                                     .0051          .0080           .0115          .0149

Less: Dividends
Dividends from net investment income                         (.0051)        (.0080)         (.0115)        (.0149)

Net asset value, end of period                                $1.00          $1.00           $1.00          $1.00


Total Return
Total investment return based on net asset value (c)            .51%           .80%           1.15%          1.50%
Ratios/Supplemental Data
Net assets, end of period (in millions)                         $34            $50             $41            $22
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements                .20%(d)        .20%            .20%           .20%(d)
     Expenses, before waivers and reimbursements                .39%(d)        .38%            .47%           .60%(d)
     Net investment income (a)                                 1.00%(d)        .79%           1.12%          1.57%(d)



See footnote summary on page 53.


52


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           New York Tax-Free Portfolio
                                                                                    CLASS B
                                                          ----------------------------------------------------------
                                                          Six Months                                      August 2,
                                                             Ended                                         2001(e)
                                                           October 31,        Year Ended April 30,           to
                                                              2004       ----------------------------     April 30,
                                                          (unaudited)         2004          2003            2002
                                                          -------------  -------------  -------------  -------------

Net asset value, beginning of period                           $1.00          $1.00          $1.00          $1.00

Income From Investment Operations
Net investment income (a)                                      .0046          .0070          .0105          .0098

Less: Dividends
Dividends from net investment income                          (.0046)        (.0070)        (.0105)        (.0098)

Net asset value, end of period                                 $1.00          $1.00          $1.00          $1.00


Total Return
Total investment return based on net asset value (c)             .46%           .70%          1.05%            98%
Ratios/Supplemental Data
Net assets, end of period (in millions)                          $31            $45            $33            $17
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements                 .30%(d)        .30%           .30%           .30%(d)
     Expenses, before waivers and reimbursements                 .49%(d)        .48%           .58%           .68%(d)
     Net investment income (a)                                   .87%(d)        .68%          1.03%           1.2%(d)

                                                                           New York Tax-Free Portfolio
                                                                                    CLASS C
                                                          ----------------------------------------------------------
                                                          Six Months                                      June 28,
                                                             Ended                                         2001(e)
                                                           October 31,        Year Ended April 30,           to
                                                              2004       ----------------------------     April 30,
                                                          (unaudited)         2004          2003            2002
                                                          -------------  -------------  -------------  -------------


Net asset value, beginning of period                           $1.00          $1.00           $1.00          $1.00

Income From Investment Operations
Net investment income (a)                                      .0038          .0055           .0090          .0105

Less: Dividends
Dividends from net investment income                          (.0038)        (.0055)         (.0090)        (.0105)

Net asset value, end of period                                 $1.00          $1.00           $1.00          $1.00


Total Return
Total investment return based on net asset value (c)             .38%           .55%            .90%          1.05%
Ratios/Supplemental Data
Net assets, end of period (in millions)                          $13            $12              $9             $4
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements                 .45%(d)        .45%            .45%           .45%(d)
     Expenses, before waivers and reimbursements                 .64%(d)        .62%            .73%           .88%(d)
     Net investment income (a)                                   .76%(d)        .54%            .89%          1.08%(d)



(a)  Net of expenses reimbursed or waived by the Adviser.
(b)  Amount is less than $0.0001.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d)  Annualized.
(e)  Commencement of distribution.
(f)  Commencement of operations.

53


ALLIANCEBERNSTEIN INSTITUTIONAL RESERVES


AllianceBernstein Institutional Reserves, Inc.
1345 Avenue of the Americas
New York, NY 10105
Toll-Free (800) 221-5672


BOARD OF DIRECTORS
William H. Foulk, Jr.(1), Chairman
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Donald J. Robinson(1)



OFFICERS
Marc O. Mayer, Chief Executive Officer
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John J. Kelley, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Philip L. Kirstein, Senior Vice President and Independent Compliance Officer John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph C. Dona, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller



CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003

DISTRIBUTOR
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105



(1)  Member of the Audit Committee and the Governance and Nominating Committee.

     DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.


54


INTRESSR1004


ITEM 2.     CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable to the registrant.

ITEM 9.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.     CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.     EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.  DESCRIPTION OF EXHIBIT

11 (b) (1)   Certification of Principal Executive Officer Pursuant to Section
302 of the
             Sarbanes-Oxley Act of 2002

11 (b) (2)   Certification of Principal Financial Officer Pursuant to Section
302 of the
             Sarbanes-Oxley Act of 2002

11 (c)       Certification of Principal Executive Officer and Principal
Financial Officer
             Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                       SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Reserves, Inc.

By:          Marc O. Mayer
             -------------
             Marc O. Mayer
             Chief Executive Officer

Date:        December 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          Marc O. Mayer
             -------------
             Marc O. Mayer
             Chief Executive Officer

Date:        December 31, 2004

By:          Mark D. Gersten
             ---------------
             Mark D. Gersten
             Treasurer and Chief Financial Officer

Date:        December 31, 2004